Portfolio of Investments September 30, 2025
Stock Index

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.3%
1,464 (a) Adient plc $ 35
2,617 (a) American Axle & Manufacturing Holdings, Inc 16
4,848 (a) Aptiv plc 418
4,752 (a) BorgWarner, Inc 209
3,106 (a) Dana Inc 62
596 (a) Dorman Products, Inc 93
85,323 Ford Motor Co 1,021
1,039 (a) Fox Factory Holding Corp 25
2,745 (a) Garrett Motion, Inc 37
20,453 General Motors Co 1,247
5,543 Gentex Corp 157
1,006 (a) Gentherm, Inc 34
3,169 (a) Goodyear Tire & Rubber Co 24
1,703 Harley-Davidson, Inc 48
533 LCI Industries 50
846 Lear Corp 85
1,993 (a),(b) Lucid Group, Inc 47
431 (a),(b) Luminar Technologies, Inc 1
1,042 (a) Modine Manufacturing Co 148
681 Patrick Industries, Inc 71
450 (a) Phinia, Inc 26
7,090 (a) QuantumScape Corp 87
16,962 (a),(b) Rivian Automotive, Inc 249
1,333 (a) Solid Power, Inc 5
843 Standard Motor Products, Inc 34
59,804 (a) Tesla, Inc 26,596
1,229 Thor Industries, Inc 127
759 (a) Visteon Corp 91
282 Winnebago Industries, Inc 9
518 (a) XPEL, Inc 17
TOTAL AUTOMOBILES & COMPONENTS 31,069
BANKS - 3.9%
408 (a) 1st Source Corp 25
450 Amalgamated Financial Corp 12
667 (a) Amerant Bancorp, Inc 13
1,431 Ameris Bancorp 105
476 (a) Arrow Financial Corp 13
2,950 (a) Associated Banc-Corp 76
3,083 (a) Atlantic Union Bankshares Corp 109
992 (a) Axos Financial, Inc 84
1,798 Banc of California, Inc 30
585 (a) Bancfirst Corp 74
767 (a) Bancorp, Inc 57
178 (a) Bank First Corp 22
143,457 Bank of America Corp 7,401
643 (a) Bank of Hawaii Corp 42
468 (a) Bank of Marin Bancorp 11
548 Bank of NT Butterfield & Son Ltd 23
2,326 Bank OZK 119
90 (a) Bank7 Corp 4
1,329 (a) BankUnited, Inc 51
738 Banner Corp 48
622 Bar Harbor Bankshares 19
223 (a) BayCom Corp 6
1,555 Berkshire Hills Bancorp, Inc 37
383 (a) Blue Foundry Bancorp 3
3,275 (a) Blue Ridge Bankshares, Inc 14
371 (a) BOK Financial Corp 41

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
882 (a) Bridgewater Bancshares, Inc $ 16
38 (a) Burke & Herbert Financial Services Corp 2
313 (a) Business First Bancshares, Inc 7
241 (a) Byline Bancorp, Inc 7
3,794 Cadence Bank 142
613 (a) Camden National Corp 24
447 (a) Capital City Bank Group, Inc 19
2,335 (a) Capitol Federal Financial, Inc 15
550 (a) Carter Bankshares, Inc 11
1,563 Cathay General Bancorp 75
1,125 Central Pacific Financial Corp 34
693 (a) CF Bankshares, Inc 17
90 (a) Chemung Financial Corp 5
309 (a) ChoiceOne Financial Services, Inc 9
38,929 Citigroup, Inc 3,951
533 (a) Citizens & Northern Corp 11
8,870 Citizens Financial Group, Inc 472
250 (a) City Holding Co 31
377 (a) Civista Bancshares, Inc 8
1,444 (a) CNB Financial Corp 35
146 (a) Coastal Financial Corp 16
6,093 (a) Columbia Banking System, Inc 157
1,738 (a) Columbia Financial, Inc 26
2,855 Comerica, Inc 196
2,219 Commerce Bancshares, Inc 133
973 (a) Community Bank System, Inc 57
651 (a) Community Trust Bancorp, Inc 36
1,137 (a) Community West Bancshares 24
12 ConnectOne Bancorp, Inc  0^
1,266 Cullen/Frost Bankers, Inc 160
640 (a) Customers Bancorp, Inc 42
2,723 (a) CVB Financial Corp 51
422 (a) Dime Community Bancshares, Inc 13
1,229 (a) Eagle Bancorp Montana, Inc 21
1,035 (a) Eagle Bancorp, Inc 21
2,987 East West Bancorp, Inc 318
3,241 (a) Eastern Bankshares, Inc 59
790 Enterprise Financial Services Corp 46
402 (a) Equity Bancshares, Inc 16
339 (a) Esquire Financial Holdings, Inc 35
218 (a) Farmers & Merchants Bancorp, Inc 5
1,013 (a) Farmers National Banc Corp 15
621 (a) FB Financial Corp 35
106 (a) Fidelity D&D Bancorp, Inc 5
14,550 Fifth Third Bancorp 648
527 (a) Financial Institutions, Inc 14
464 (a) First Bancorp 25
3,990 First BanCorp 88
498 (a) First Bancorp, Inc 13
603 (a) First Bank 10
1,836 (a) First Busey Corp 42
215 First Citizens Bancshares, Inc (Class A) 385
1,652 (a) First Commonwealth Financial Corp 28
680 (a) First Community Bancshares, Inc 24
898 (a) First Community Corp 25
1,773 First Financial Bancorp 45
2,915 (a) First Financial Bankshares, Inc 98
384 (a) First Financial Corp 22
1,098 (a) First Foundation, Inc 6
2,244 (a) First Hawaiian, Inc 56
11,005 First Horizon National Corp 249
1,904 First Interstate BancSystem, Inc 61

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
380 First Mid Bancshares, Inc $ 14
810 (a) First Western Financial, Inc 19
441 (a) Firstsun Capital Bancorp 17
1,407 (a) Five Star Bancorp 45
1,083 (a) Flushing Financial Corp 15
8,529 (a) FNB Corp 137
312 (a) Franklin Financial Services Corp 14
3,938 (a) Fulton Financial Corp 73
903 (a) German American Bancorp, Inc 35
2,492 Glacier Bancorp, Inc 121
76 (a) Great Southern Bancorp, Inc 5
451 (a) Greene County Bancorp, Inc 10
302 (a) Guaranty Bancshares, Inc 15
2,028 Hancock Whitney Corp 127
824 Hanmi Financial Corp 20
728 (a) HarborOne Bancorp, Inc 10
715 (a) HBT Financial, Inc 18
1,355 (a) Heritage Commerce Corp 13
1,150 (a) Heritage Financial Corp 28
994 (a) Hilltop Holdings, Inc 33
57 (a) Hingham Institution For Savings The 15
238 (a) Home Bancorp, Inc 13
4,059 Home Bancshares, Inc 115
698 (a) HomeStreet, Inc 9
667 (a) HomeTrust Bancshares, Inc 27
2,725 (a) Hope Bancorp, Inc 29
1,209 (a) Horizon Bancorp, Inc 19
32,175 Huntington Bancshares, Inc 556
863 (a) Independent Bank Corp 60
863 Independent Bank Corp 27
1,089 (a) International Bancshares Corp 75
1,188 (a) John Marshall Bancorp, Inc 24
58,970 JPMorgan Chase & Co 18,601
1,623 (a) Kearny Financial Corp 11
20,734 Keycorp 387
499 (a) Lakeland Financial Corp 32
833 (a) Live Oak Bancshares, Inc 29
3,411 M&T Bank Corp 674
640 Mercantile Bank Corp 29
424 (a) Metrocity Bankshares, Inc 12
229 (a) Metropolitan Bank Holding Corp 17
196 (a) Mid Penn Bancorp, Inc 6
582 (a) Midland States Bancorp, Inc 10
406 (a) MidWestOne Financial Group, Inc 11
180 (a) MVB Financial Corp 4
819 (a) National Bank Holdings Corp 32
647 (a) National Bankshares, Inc 19
928 (a) NB Bancorp, Inc 16
1,105 NBT Bancorp, Inc 46
6,570 (a) New York Community Bancorp, Inc 76
292 (a) Nicolet Bankshares, Inc 39
363 (a) Northeast Bank 36
954 (a) Northeast Community Bancorp, Inc 20
1,643 (a) Northfield Bancorp, Inc 19
472 (a) Northrim BanCorp, Inc 10
2,195 (a) Northwest Bancshares, Inc 27
70,865 (a) NU Holdings Ltd 1,135
163 (a) Oak Valley Bancorp 5
37 OceanFirst Financial Corp 1
811 (a) OFG Bancorp 35
6,336 Old National Bancorp 139
1,237 Old Second Bancorp, Inc 21

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
568 (a) Origin Bancorp, Inc $ 20
297 (a) Orrstown Financial Services, Inc 10
322 (a) Park National Corp 52
436 Pathward Financial, Inc 32
642 (a) Peapack Gladstone Financial Corp 18
868 Peoples Bancorp, Inc 26
333 (a) Peoples Financial Services Corp 16
1,672 Pinnacle Financial Partners, Inc 157
302 (a) Pioneer Bancorp, Inc 4
54 (a) Plumas Bancorp 2
8,433 PNC Financial Services Group, Inc 1,694
1,124 Popular, Inc 143
267 Preferred Bank 24
454 (a) Primis Financial Corp 5
1,571 Prosperity Bancshares, Inc 104
1,489 (a) Provident Bancorp Inc 19
2,598 (a) Provident Financial Services, Inc 50
356 (a) QCR Holdings, Inc 27
475 (a) RBB Bancorp 9
192 (a) Red River Bancshares, Inc 12
18,602 Regions Financial Corp 491
1,623 Renasant Corp 60
364 (a) Republic Bancorp, Inc (Class A) 26
812 S&T Bancorp, Inc 30
1,542 Seacoast Banking Corp of Florida 47
1,315 (a) ServisFirst Bancshares, Inc 106
370 (a) Sierra Bancorp 11
1,906 (a) Simmons First National Corp (Class A) 37
275 (a) SmartFinancial, Inc 10
1,492 (a) Southern California Bancorp 25
228 (a) Southern First Bancshares, Inc 10
231 (a) Southern Missouri Bancorp, Inc 12
328 (a) Southside Bancshares, Inc 9
2,193 (a) SOUTHSTATE BANK CORP 217
1,283 (a) Stellar Bancorp, Inc 39
3,571 (a),(c) Sterling Bancorp, Inc  0^
572 (a) Stock Yards Bancorp, Inc 40
3,386 Synovus Financial Corp 166
947 (a) Texas Capital Bancshares, Inc 80
110 (a) TFS Financial Corp 1
681 (a) Third Coast Bancshares, Inc 26
131 (a) Tompkins Trustco, Inc 9
1,259 (a) Towne Bank 44
422 (a) Trico Bancshares 19
657 (a) Triumph Financial, Inc 33
27,432 Truist Financial Corp 1,254
671 (a) TrustCo Bank Corp NY 24
1,222 (a) Trustmark Corp 48
1,622 UMB Financial Corp 192
2,837 (a) United Bankshares, Inc 106
2,849 (a) United Community Banks, Inc 89
1,012 (a) Univest Financial Corp 30
33,444 US Bancorp 1,616
9,879 Valley National Bancorp 105
1,101 Veritex Holdings, Inc 37
761 (a) Washington Federal, Inc 23
581 (a) Washington Trust Bancorp, Inc 17
3,818 Webster Financial Corp 227
68,553 Wells Fargo & Co 5,746
2,367 (a) WesBanco, Inc 76
597 (a) West Bancorporation, Inc 12
225 (a) Westamerica Bancorporation 11

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
2,509 Western Alliance Bancorp $ 218
1,443 Wintrust Financial Corp 191
1,423 (a) WSFS Financial Corp 77
3,174 Zions Bancorporation 180
TOTAL BANKS 54,144
CAPITAL GOODS - 6.9%
3,738 (a),(b) 3D Systems Corp 11
11,344 3M Co 1,760
2,972 A.O. Smith Corp 218
1,578 (b) Aaon, Inc 147
770 (a) AAR Corp 69
622 Acuity Brands, Inc 214
1,567 Advanced Drainage Systems, Inc 217
1,215 (a) Aebi Schmidt Holding AG. 15
2,574 Aecom Technology Corp 336
559 (a) Aerovironment, Inc 176
1,442 AGCO Corp 154
1,593 Air Lease Corp 101
191 (a) Alamo Group, Inc 36
653 (a) Albany International Corp (Class A) 35
2,848 (a) Allegheny Technologies, Inc 232
1,880 Allegion plc 333
307 (a) Allied Motion Technologies, Inc 14
2,036 Allison Transmission Holdings, Inc 173
909 (a) Ameresco, Inc 31
813 (a) American Superconductor Corp 48
184 (a) American Woodmark Corp 12
4,865 Ametek, Inc 915
1,904 (a) Amprius Technologies, Inc 20
7,639 (a) API Group Corp 263
449 (a) Apogee Enterprises, Inc 20
833 Applied Industrial Technologies, Inc 217
11,787 (a),(b) Archer Aviation, Inc 113
1,220 Arcosa, Inc 114
287 (a) Argan, Inc 78
1,116 (a) Armstrong World Industries, Inc 219
4,146 (a),(b) Array Technologies, Inc 34
823 (a) Astec Industries, Inc 40
810 (a) Astronics Corp 37
931 Atkore, Inc 58
943 Atmus Filtration Technologies, Inc 43
1,586 (a) Axon Enterprise, Inc 1,138
507 AZZ, Inc 55
4,522 (a) Bloom Energy Corp 382
766 (a) Blue Bird Corp 44
224 (a) BlueLinx Holdings, Inc 16
15,419 (a) Boeing Co 3,328
610 Boise Cascade Co 47
337 (a) Bowman Consulting Group Ltd 14
534 (a) Brookfield Business Corp 18
2,449 (a) Builders FirstSource, Inc 297
1,894 BWX Technologies, Inc 349
394 (a),(b) Byrna Technologies, Inc 9
383 (a) Cadre Holdings, Inc 14
937 Carlisle Cos, Inc 308
17,144 Carrier Global Corp 1,023
9,833 Caterpillar, Inc 4,692
1,396 (a) Centuri Holdings, Inc 30
900 (a) Chart Industries, Inc 180
17,876 CNH Industrial NV 194
840 Columbus McKinnon Corp 12
739 Comfort Systems USA, Inc 610

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,015 (a) Construction Partners, Inc $ 129
3,982 (a) Core & Main, Inc 214
968 Crane Co 178
302 (a) CSW Industrials, Inc 73
2,901 Cummins, Inc 1,225
822 Curtiss-Wright Corp 446
1,008 (a) Custom Truck One Source, Inc 6
5,255 Deere & Co 2,403
1,172 (a) DNOW, Inc 18
2,536 Donaldson Co, Inc 208
932 Douglas Dynamics, Inc 29
2,820 Dover Corp 470
290 (a) Ducommun, Inc 28
91 (a) DXP Enterprises, Inc 11
561 (a) Dycom Industries, Inc 164
8,291 Eaton Corp plc 3,103
916 EMCOR Group, Inc 595
11,825 Emerson Electric Co 1,551
1,368 (a) Energy Recovery, Inc 21
1,030 Enerpac Tool Group Corp 42
919 EnerSys 104
2,981 (a),(b) Enovix Corp 30
479 EnPro Industries, Inc 108
4,836 (a),(b) Eos Energy Enterprises, Inc 55
1,154 Esab Corp 129
605 ESCO Technologies, Inc 128
978 (a) Everus Construction Group, Inc 84
22,915 (a) Fastenal Co 1,124
1,221 (a) Federal Signal Corp 145
4,101 Ferguson Enterprises, Inc 921
2,943 Flowserve Corp 156
786 (a) Fluence Energy, Inc 8
3,620 (a) Fluor Corp 152
7,418 Fortive Corp 363
2,398 Fortune Brands Innovations, Inc 128
842 (a) Franklin Electric Co, Inc 80
586 (a) Freyr Battery, Inc 1
2,062 (a) FTAI Aviation Ltd 344
4,917 (a) Gates Industrial Corp plc 122
519 (a) GATX Corp 91
5,853 GE Vernova, Inc 3,599
1,274 (a) Gencor Industries, Inc 19
1,335 (a) Generac Holdings, Inc 223
5,305 General Dynamics Corp 1,809
22,360 General Electric Co 6,726
584 (a) Gibraltar Industries, Inc 37
461 (a) Global Industrial Co 17
678 (a) Gorman-Rupp Co 31
3,486 Graco, Inc 296
496 (a) Graham Corp 27
945 (a) Granite Construction, Inc 104
2,253 (a) Great Lakes Dredge & Dock Corp 27
70 Greenbrier Cos, Inc 3
611 (a) Griffon Corp 47
4,335 (a) Hayward Holdings, Inc 66
938 HEICO Corp 303
1,638 HEICO Corp (Class A) 416
922 (a) Helios Technologies, Inc 48
690 Herc Holdings, Inc 80
1,747 Hexcel Corp 110
1,241 Hillenbrand, Inc 34
3,242 (a) Hillman Solutions Corp 30

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
13,630 Honeywell International, Inc $ 2,869
8,587 Howmet Aerospace, Inc 1,685
1,169 Hubbell, Inc 503
1,076 (a) Hudson Technologies, Inc 11
792 Huntington Ingalls Industries, Inc 228
3,375 (a),(b) Hyliion Holdings Corp 7
404 (a) Hyster-Yale Materials Handling, Inc 15
1,652 (a) IDEX Corp 269
195 (a) IES Holdings, Inc 78
6,222 Illinois Tool Works, Inc 1,622
8,818 Ingersoll Rand, Inc 729
716 (a) Insteel Industries, Inc 27
2,375 (a),(b) Intuitive Machines, Inc 25
1,687 ITT, Inc 302
1,876 (a) Janus International Group, Inc 19
452 (a) JELD-WEN Holding, Inc 2
1,078 John Bean Technologies Corp 151
14,056 Johnson Controls International plc 1,545
242 (a) Kadant, Inc 72
672 (a) Karat Packaging, Inc 17
579 (a) Karman Holdings, Inc 42
1,671 (a) Kennametal, Inc 35
3,283 (a) Kratos Defense & Security Solutions, Inc 300
3,972 L3Harris Technologies, Inc 1,213
542 (a) Lawson Products, Inc 16
728 (a) LB Foster Co (Class A) 20
690 Lennox International, Inc 365
1,340 (a) Leonardo DRS, Inc 61
243 (a) Limbach Holdings, Inc 24
1,185 Lincoln Electric Holdings, Inc 279
220 Lindsay Corp 31
836 (a) Loar Holdings, Inc 67
4,470 Lockheed Martin Corp 2,231
1,218 (a) LSI Industries, Inc 29
800 (a) Luxfer Holdings plc 11
1,198 (a) Manitowoc Co, Inc 12
4,610 Masco Corp 325
1,409 (a) Mastec, Inc 300
2,747 (a) Masterbrand, Inc 36
1,366 (a) Matrix Service Co 18
887 (a) Mayville Engineering Co Inc 12
412 McGrath RentCorp 48
1,126 (a) Mercury Computer Systems, Inc 87
4,301 (a) Microvast Holdings, Inc 17
1,179 (a) Middleby Corp 157
446 (a) Miller Industries, Inc 18
536 Moog, Inc (Class A) 111
2,142 (a) MRC Global, Inc 31
1,012 (a) MSC Industrial Direct Co (Class A) 93
2,082 (a) Mueller Industries, Inc 211
4,045 Mueller Water Products, Inc (Class A) 103
368 (a) MYR Group, Inc 77
583 (a),(b) NANO Nuclear Energy, Inc 22
206 (a) National Presto Industries, Inc 23
3,366 (a) Newpark Resources, Inc 38
3,068 (a) NEXTracker, Inc 227
1,178 (a) Nordson Corp 267
2,888 Northrop Grumman Corp 1,760
371 (a) Northwest Pipe Co 20
2,741 (a) NuScale Power Corp 99
3,559 nVent Electric plc 351
117 (a) Omega Flex, Inc 4

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,397 Oshkosh Corp $ 181
8,274 Otis Worldwide Corp 756
1,783 Owens Corning, Inc 252
10,426 PACCAR, Inc 1,025
766 (a) Park Aerospace Corp 16
2,740 Parker-Hannifin Corp 2,077
598 (a) Park-Ohio Holdings Corp 13
3,574 Pentair plc 396
34,478 (a),(b) Plug Power, Inc 80
112 (a),(b) Powell Industries, Inc 34
96 (a) Preformed Line Products Co 19
1,171 Primoris Services Corp 161
784 (a) Proto Labs, Inc 39
905 (a) Quanex Building Products Corp 13
3,026 Quanta Services, Inc 1,254
13,157 (a) QXO, Inc 251
677 (a) RBC Bearings, Inc 264
726 (a),(b) Redwire Corp 7
1,406 Regal-Beloit Corp 202
2,818 (a) Resideo Technologies, Inc 122
1,111 (a) REV Group, Inc 63
8,068 (a) Rocket Lab Corp 387
2,383 Rockwell Automation, Inc 833
28,446 RTX Corp 4,760
198 Rush Enterprises, Inc 11
1,317 Rush Enterprises, Inc (Class A) 70
3,523 (a) Sensata Technologies Holding plc 108
4,388 (a) Shoals Technologies Group, Inc 33
913 Simpson Manufacturing Co, Inc 153
1,100 (a) SiteOne Landscape Supply, Inc 142
1,120 (a) Snap-On, Inc 388
2,445 (a) Spirit Aerosystems Holdings, Inc (Class A) 94
987 (a) SPX Technologies, Inc 184
3,095 (a) StandardAero, Inc 84
277 (a) Standex International Corp 59
3,377 Stanley Black & Decker, Inc 251
634 (a),(b) Sterling Construction Co, Inc 215
5,772 (a) Sunrun, Inc 100
535 (a) Tecnoglass, Inc 36
406 (a) Tennant Co 33
1,409 (a) Terex Corp 72
3,932 (a) Textron, Inc 332
853 (a) Thermon Group Holdings, Inc 23
1,366 Timken Co 103
1,266 (a) Titan International, Inc 10
491 (a) Titan Machinery, Inc 8
1,924 Toro Co 147
4,781 Trane Technologies plc 2,017
100 (a) Transcat, Inc 7
1,208 TransDigm Group, Inc 1,592
2,168 (a) Trex Co, Inc 112
1,768 Trinity Industries, Inc 50
963 (a) Tutor Perini Corp 63
1,356 (a) UFP Industries, Inc 127
1,380 United Rentals, Inc 1,317
455 (a) V2X, Inc 26
412 Valmont Industries, Inc 160
8,313 Vertiv Holdings Co 1,254
649 (a) Vicor Corp 32
340 VSE Corp 57
954 W.W. Grainger, Inc 909
1,281 Wabash National Corp 13

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
760 Watsco, Inc $ 307
536 (a) Watts Water Technologies, Inc (Class A) 150
851 WESCO International, Inc 180
3,701 Westinghouse Air Brake Technologies Corp 742
73 (a) Willis Lease Finance Corp 10
4,244 (a) WillScot Mobile Mini Holdings Corp 90
1,262 Woodward Inc 319
858 (a) Worthington Enterprises, Inc 48
911 (a) Xometry, Inc 50
5,066 Xylem, Inc 747
3,251 (a) Zurn Elkay Water Solutions Corp 153
TOTAL CAPITAL GOODS 94,262
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
1,382 (a) ABM Industries, Inc 64
3,257 (a) ACCO Brands Corp 13
3,578 (a) Acuren Corp 48
2,888 (a) ACV Auctions, Inc 29
8,912 Alight, Inc 29
2,989 (a) Amentum Holdings, Inc 72
8,528 Automatic Data Processing, Inc 2,503
191 Barrett Business Services, Inc 8
605 (a),(b) BlackSky Technology, Inc 12
2,731 Booz Allen Hamilton Holding Corp 273
511 (a) BrightView Holdings, Inc 7
834 Brink's Co 97
2,405 Broadridge Financial Solutions, Inc 573
486 (a) CACI International, Inc (Class A) 242
1,375 (a) Casella Waste Systems, Inc (Class A) 130
1,147 (a) CBIZ, Inc 61
756 (a) CECO Environmental Corp 39
3,169 (a) Ceridian HCM Holding, Inc 218
188 (a) Cimpress plc 12
7,237 Cintas Corp 1,485
6,385 (a) Clarivate plc 24
1,167 (a) Clean Harbors, Inc 271
805 (a) Concentrix Corp 37
5,536 (a) Conduent, Inc 15
18,519 (a) Copart, Inc 833
1,499 (a) CoreCivic, Inc 30
51 (a) CRA International, Inc 11
416 CSG Systems International, Inc 27
1,062 Deluxe Corp 21
1,159 (a) Driven Brands Holdings, Inc 19
1,051 (a) Ennis, Inc 19
2,755 Equifax, Inc 707
3,061 (a) ExlService Holdings, Inc 135
1,272 (a) Exponent, Inc 88
1,243 (a) First Advantage Corp 19
381 (a) Forrester Research, Inc 4
419 (a) Franklin Covey Co 8
784 (a) FTI Consulting, Inc 127
3,395 (a) Genpact Ltd 142
3,108 (a) GEO Group, Inc 64
2,590 (a) Harsco Corp 33
2,398 (a) Healthcare Services Group 40
711 (a) Heidrick & Struggles International, Inc 35
1,885 (a) Herman Miller, Inc 33
1,041 (a) HireQuest, Inc 10
850 HNI Corp 40
307 (a) Huron Consulting Group, Inc 45
379 (a) ICF International, Inc 35
661 (a) Innodata, Inc 51

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
975 (a) Insperity, Inc $ 48
1,293 Interface, Inc 37
2,447 Jacobs Solutions, Inc 367
3,101 KBR, Inc 147
1,192 (a) Kelly Services, Inc (Class A) 16
681 (a) Kforce, Inc 20
1,237 Korn/Ferry International 87
2,559 (a) Legalzoom.com, Inc 27
2,786 Leidos Holdings, Inc 526
664 (a) Liquidity Services, Inc 18
1,099 Manpower, Inc 42
1,224 (a) MAXIMUS, Inc 112
640 (a) Montrose Environmental Group, Inc 18
805 MSA Safety, Inc 138
563 (a) NL Industries, Inc 3
1,699 (a) OPENLANE, Inc 49
1,095 (a) Parsons Corp 91
6,819 Paychex, Inc 864
1,142 (a) Paycom Software, Inc 238
927 (a) Paylocity Holding Corp 148
4,226 Pitney Bowes, Inc 48
3,913 (a) Planet Labs PBC 51
3,808 RB Global, Inc 413
4,262 Republic Services, Inc 978
1,107 (a) Resources Connection, Inc 6
2,545 Robert Half International, Inc 86
5,892 Rollins, Inc 346
925 Science Applications International Corp 92
4,419 SS&C Technologies Holdings, Inc 392
3,128 (a) Steelcase, Inc (Class A) 54
6,045 Tetra Tech, Inc 202
4,262 TransUnion 357
839 TriNet Group, Inc 56
720 (a) TrueBlue, Inc 4
541 (a),(b) TTEC Holdings, Inc 2
345 (a) Unifirst Corp 58
3,454 (a) Upwork, Inc 64
5,002 Veralto Corp 533
3,058 Verisk Analytics, Inc 769
3,457 (a) Verra Mobility Corp 85
3,046 Vestis Corp 14
7,779 Waste Management, Inc 1,718
279 (a) Willdan Group, Inc 27
574 (a) WNS Holdings Ltd 44
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 18,233
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
966 (a) 1-800-FLOWERS.COM, Inc (Class A) 4
1,019 (a) Abercrombie & Fitch Co (Class A) 87
1,605 Academy Sports & Outdoors, Inc 80
1,149 (b) Advance Auto Parts, Inc 71
406 (a) A-Mark Precious Metals, Inc 10
203,995 (a) Amazon.com, Inc 44,791
3,778 American Eagle Outfitters, Inc 65
154 (a),(b) America's Car-Mart, Inc 4
1,221 (a) Arhaus, Inc 13
2,460 Arko Corp 11
416 (a) Asbury Automotive Group, Inc 102
576 (a) Autonation, Inc 126
355 (a) Autozone, Inc 1,523
3,894 Bath & Body Works, Inc 100
4,227 Best Buy Co, Inc 320
665 (a) Boot Barn Holdings, Inc 110

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
524 (a) Buckle, Inc $ 31
326 (a) Build-A-Bear Workshop, Inc 21
1,373 (a) Burlington Stores, Inc 349
1,001 (a),(b) Caleres, Inc 13
895 Camping World Holdings, Inc 14
3,230 (a) Carmax, Inc 145
2,717 (a) Carvana Co 1,025
4,570 (a) Chewy, Inc 185
109 (a) Citi Trends, Inc 3
26,080 (a) Coupang, Inc 840
1,606 (a),(b) Designer Brands, Inc 6
1,287 Dick's Sporting Goods, Inc 286
64 (b) Dillard's, Inc (Class A) 39
9,766 eBay, Inc 888
2,260 (a) Etsy, Inc 150
2,017 (a),(b) EVgo, Inc 10
1,176 (a) Five Below, Inc 182
2,514 (a) Floor & Decor Holdings, Inc 185
8,925 (a) GameStop Corp (Class A) 243
4,912 Gap, Inc 105
365 (a) Genesco, Inc 11
3,030 Genuine Parts Co 420
559 (a),(b) GigaCloud Technology, Inc 16
222 Group 1 Automotive, Inc 97
541 (a),(b) Groupon, Inc 13
715 (a) Haverty Furniture Cos, Inc 16
21,138 Home Depot, Inc 8,565
1,925 Kohl's Corp 30
487 (a),(b) Lands' End, Inc 7
477 Lithia Motors, Inc (Class A) 151
5,489 LKQ Corp 168
11,941 Lowe's Cos, Inc 3,001
5,015 Macy's, Inc 90
530 (a) MarineMax, Inc 13
759 (a) Monro Muffler, Inc 14
338 Murphy USA, Inc 131
2,416 (a) National Vision Holdings, Inc 71
1,066 (a) ODP Corp 30
1,339 (a) Ollie's Bargain Outlet Holdings, Inc 172
266 (a) OneWater Marine, Inc 4
18,266 (a) O'Reilly Automotive, Inc 1,969
1,209 (a) Overstock.com, Inc 12
389 (a) Penske Auto Group, Inc 68
1,980 (a) Petco Health & Wellness Co, Inc 8
785 Pool Corp 243
2,295 (a) RealReal, Inc 24
1,063 (a) Revolve Group, Inc 23
380 (a) RH 77
6,770 Ross Stores, Inc 1,032
113 (a) Sally Beauty Holdings, Inc 2
697 (a),(b) Savers Value Village, Inc 9
646 (a) Shoe Carnival, Inc 13
881 Signet Jewelers Ltd 85
760 (a),(b) Sleep Number Corp 5
319 (a) Sonic Automotive, Inc (Class A) 24
1,770 (a) Stitch Fix, Inc 8
1,616 (a) ThredUp, Inc 15
24,010 TJX Cos, Inc 3,470
10,780 Tractor Supply Co 613
987 (a) Ulta Beauty, Inc 540
29 (a) Upbound Group, Inc 1
1,483 (a) Urban Outfitters, Inc 106

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
2,450 (a) Valvoline, Inc $ 88
1,767 (a) Victoria's Secret & Co 48
2,402 (a) Warby Parker, Inc 66
1,916 (a) Wayfair, Inc 171
663 (a) Weyco Group, Inc 20
2,589 Williams-Sonoma, Inc 506
64 (a) Winmark Corp 32
686 (a) Zumiez, Inc 13
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 74,448
CONSUMER DURABLES & APPAREL - 0.8%
606 (a),(b) Acushnet Holdings Corp 48
3,260 (a) Amer Sports, Inc 113
1,837 (a),(b) AMMO, Inc 3
1,140 (a) Beazer Homes USA, Inc 28
1,161 (a) BK LC Lux Finco 2 Sarl 53
1,299 Brunswick Corp 82
3,596 (a) Callaway Golf Co 34
2,222 (a) Capri Holdings Ltd 44
547 Carter's, Inc 15
165 (a) Cavco Industries, Inc 96
157 (a) Century Communities, Inc 10
729 (a) Clarus Corp 3
606 Columbia Sportswear Co 32
1,268 Cricut, Inc 8
1,275 (a) Crocs, Inc 107
3,302 (a) Deckers Outdoor Corp 335
5,685 DR Horton, Inc 963
643 (a),(b) Dream Finders Homes, Inc 17
1,326 (a),(b) Ermenegildo Zegna NV 13
958 (a) Ethan Allen Interiors, Inc 28
3,412 (a) Figs, Inc 23
576 (a),(b) Funko, Inc 2
3,557 (a) Garmin Ltd 876
124 (a) G-III Apparel Group Ltd 3
680 (a) Green Brick Partners, Inc 50
3,934 (a) Hanesbrands, Inc 26
2,888 Hasbro, Inc 219
712 (a) Helen of Troy Ltd 18
148 (a) Hovnanian Enterprises, Inc 19
509 (a) Installed Building Products, Inc 126
232 (a) Johnson Outdoors, Inc 9
1,357 KB Home 86
1,320 Kontoor Brands, Inc 105
412 (a) Latham Group, Inc 3
935 La-Z-Boy, Inc 32
3,082 Leggett & Platt, Inc 27
4,431 (a) Lennar Corp (Class A) 558
205 (a),(b) Lennar Corp (Class B) 25
241 (a) LGI Homes, Inc 12
336 (a),(b) Lovesac Co 6
2,300 (a) Lululemon Athletica, Inc 409
561 (a) M/I Homes, Inc 81
688 (a) Malibu Boats, Inc 22
441 (a) Marine Products Corp 4
673 (a) MasterCraft Boat Holdings, Inc 14
5,874 (a) Mattel, Inc 99
1,136 Meritage Homes Corp 82
1,156 (a) Mohawk Industries, Inc 149
638 Movado Group, Inc 12
6,890 Newell Rubbermaid, Inc 36
24,817 Nike, Inc (Class B) 1,731
61 (a) NVR, Inc 490

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
4,813 (a) On Holding AG. $ 204
274 (a),(b) Oxford Industries, Inc 11
8,335 (a) Peloton Interactive, Inc 75
1,013 Polaris Industries, Inc 59
3,834 Pulte Homes, Inc 507
821 PVH Corp 69
855 Ralph Lauren Corp 268
110 (a) Rocky Brands, Inc 3
1,588 (a) SharkNinja Global SPV Ltd 164
1,083 (a) Skyline Champion Corp 83
1,649 (a),(b) Smith & Wesson Brands, Inc 16
3,687 (a) Sonos, Inc 58
1,625 Steven Madden Ltd 54
311 (a) Sturm Ruger & Co, Inc 14
4,215 Tapestry, Inc 477
1,490 (a) Taylor Morrison Home Corp 98
4,417 Tempur Sealy International, Inc 373
2,164 Toll Brothers, Inc 299
665 (a) TopBuild Corp 260
1,572 (a) Tri Pointe Homes, Inc 53
5,744 (a),(b) Under Armour, Inc (Class A) 29
5,391 (a) Under Armour, Inc (Class C) 26
8,194 VF Corp 118
1,037 Whirlpool Corp 82
1,742 (a) Wolverine World Wide, Inc 48
1,532 (a) YETI Holdings, Inc 51
TOTAL CONSUMER DURABLES & APPAREL 10,885
CONSUMER SERVICES - 2.2%
1,229 (a) Accel Entertainment, Inc 14
11,321 ADT, Inc 99
822 (a) Adtalem Global Education, Inc 127
9,059 (a) Airbnb, Inc 1,100
376 (a) American Public Education, Inc 15
5,175 Aramark 199
39 (a) Biglari Holdings, Inc (B Shares) 13
817 (a) BJ's Restaurants, Inc 25
275 (a) Bloomin' Brands, Inc 2
688 Booking Holdings, Inc 3,715
1,260 Boyd Gaming Corp 109
1,258 (a) Bright Horizons Family Solutions, Inc 137
959 (a) Brinker International, Inc 121
4,525 (a) Caesars Entertainment, Inc 122
23,616 (a) Carnival Corp 683
318 (a) Carriage Services, Inc 14
2,180 (a) Cava Group, Inc 132
1,085 (a) Cheesecake Factory 59
28,560 (a) Chipotle Mexican Grill, Inc (Class A) 1,119
623 (b) Choice Hotels International, Inc 67
1,421 Churchill Downs, Inc 138
2,931 (a) Coursera, Inc 34
711 Cracker Barrel Old Country Store, Inc 31
2,408 Darden Restaurants, Inc 458
419 (a) Dave & Buster's Entertainment, Inc 8
1,296 (a) Denny's Corp 7
458 (b) Dine Brands Global Inc. 11
695 Domino's Pizza, Inc 300
7,583 (a) DoorDash, Inc 2,062
10,269 (a) DraftKings, Inc 384
787 (a) Duolingo, Inc 253
2,527 (a) Dutch Bros, Inc 132
809 (a) El Pollo Loco Holdings, Inc 8
455 (a) European Wax Center, Inc 2

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
2,489 (a) Expedia Group, Inc $ 532
723 (a) First Watch Restaurant Group, Inc 11
3,726 (a) Flutter Entertainment plc 946
1,502 (a) Frontdoor, Inc 101
4,788 (a) Genius Sports Ltd 59
2,989 (a),(b) Global Business Travel Group I 24
412 (a) Golden Entertainment, Inc 10
63 (a) Graham Holdings Co 74
663 (a) Grand Canyon Education, Inc 146
2,812 H&R Block, Inc 142
1,757 (a) Hilton Grand Vacations, Inc 73
4,949 Hilton Worldwide Holdings, Inc 1,284
969 Hyatt Hotels Corp 137
494 (a) Inspired Entertainment, Inc 5
2,584 (a) International Game Technology plc 45
410 (a) Jack in the Box, Inc 8
930 (a) KinderCare Learning Cos, Inc 6
2,068 (a) Krispy Kreme, Inc 8
155 (a) Kura Sushi USA, Inc 9
7,000 Las Vegas Sands Corp 376
2,764 (a) Laureate Education, Inc 87
2,936 (a) Life Time Group Holdings, Inc 81
1,809 (a) Light & Wonder, Inc 152
1,286 (a) Lincoln Educational Services Corp 30
608 (a) Lindblad Expeditions Holdings, Inc 8
4,768 Marriott International, Inc (Class A) 1,242
901 Marriott Vacations Worldwide Corp 60
271 Matthews International Corp (Class A) 7
15,146 McDonald's Corp 4,603
4,487 (a) MGM Resorts International 155
1,527 (a) Mister Car Wash, Inc 8
388 (a) Monarch Casino & Resort, Inc 41
57 (a) Nathan's Famous, Inc 6
9,905 (a) Norwegian Cruise Line Holdings Ltd 244
1,416 (a) OneSpaWorld Holdings Ltd 30
792 (a) Papa John's International, Inc 38
3,518 (a) Penn National Gaming, Inc 68
1,328 Perdoceo Education Corp 50
1,700 (a) Planet Fitness, Inc 176
417 (a),(b) Portillo's, Inc 3
330 (a),(b) RCI Hospitality Holdings, Inc 10
925 Red Rock Resorts, Inc 56
6,619 Restaurant Brands International, Inc 425
5,335 Royal Caribbean Cruises Ltd 1,726
1,353 (a) Rush Street Interactive, Inc 28
10,188 (a) Sabre Corp 19
771 (a) SeaWorld Entertainment, Inc 40
1,013 (a) Serve Robotics, Inc 12
3,044 Service Corp International 253
766 (a) Shake Shack, Inc 72
2,208 (b) Six Flags Entertainment Corp 50
24,540 Starbucks Corp 2,076
673 (a) Strategic Education, Inc 58
808 (a) Stride, Inc 120
3,619 (a) Super Group SGHC Ltd 48
2,381 (a) Sweetgreen, Inc 19
829 (a) Target Hospitality Corp 7
1,383 Texas Roadhouse, Inc (Class A) 230
1,191 Travel & Leisure Co 71
1,856 (a) Udemy, Inc 13
941 (a) Universal Technical Institute, Inc 31
783 Vail Resorts, Inc 117

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
679 (a) Viad Corp $ 25
3,928 (a) Viking Holdings Ltd 244
652 Wendy's Co 6
607 Wingstop, Inc 153
1,659 Wyndham Hotels & Resorts, Inc 133
1,733 (a) Wynn Resorts Ltd 222
371 (a) Xponential Fitness, Inc 3
5,902 Yum! Brands, Inc 897
TOTAL CONSUMER SERVICES 29,949
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
8,674 (a) Albertsons Cos, Inc 152
1,108 Andersons, Inc 44
2,857 (a) BJ's Wholesale Club Holdings, Inc 266
809 Casey's General Stores, Inc 457
776 (a) Chefs' Warehouse, Inc 45
9,403 Costco Wholesale Corp 8,704
4,732 (a) Dollar General Corp 489
4,562 (a) Dollar Tree, Inc 431
2,474 (a) Grocery Outlet Holding Corp 40
520 (a) Guardian Pharmacy Services, Inc 14
1,600 (a) HF Foods Group, Inc 4
202 (a) Ingles Markets, Inc (Class A) 14
12,839 Kroger Co 865
3,470 (a) Maplebear, Inc 128
345 (a) Natural Grocers by Vitamin Cottage, Inc 14
3,334 (a) Performance Food Group Co 347
553 (a) Pricesmart, Inc 67
2,141 (a) Sprouts Farmers Market, Inc 233
10,207 Sysco Corp 840
9,932 Target Corp 891
1,296 (a) United Natural Foods, Inc 49
4,630 (a) US Foods Holding Corp 355
292 (a) Village Super Market (Class A) 11
92,246 Walmart, Inc 9,507
313 (a) Weis Markets, Inc 22
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 23,989
ENERGY - 3.0%
6,664 Antero Midstream Corp 130
6,098 (a) Antero Resources Corp 205
7,983 (a) APA Corp 194
3,123 Archrock, Inc 82
577 (a) Ardmore Shipping Corp 7
452 (a) Aris Water Solution, Inc 11
1,601 (b) Atlas Energy Solutions, Inc 18
20,436 Baker Hughes Co 996
1,669 (a) Berry Corp 6
700 (a) BKV Corp 16
4,580 (a),(b) Borr Drilling Ltd 12
510 (a) Bristow Group, Inc 18
14,882 (a) Cabot Oil & Gas Corp 352
1,403 Cactus, Inc 55
1,413 California Resources Corp 75
1,491 (a),(b) Calumet, Inc 27
386 (a),(b) Centrus Energy Corp 120
4,821 Cheniere Energy, Inc 1,133
4,801 Chesapeake Energy Corp 510
40,761 Chevron Corp 6,330
1,203 Chord Energy Corp 120
1,939 Civitas Resources, Inc 63
4,074 (a) Clean Energy Fuels Corp 10
3,082 (a) CNX Resources Corp 99
1,609 (a),(b) Comstock Resources, Inc 32

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
27,198 ConocoPhillips $ 2,573
61 (a),(b) Core Laboratories, Inc 1
1,192 (a) Core Natural Resources, Inc 99
1,027 (a) Crescent Energy Co 9
875 (a) CVR Energy, Inc 32
1,510 (a) Delek US Holdings, Inc 49
13,861 Devon Energy Corp 486
463 (a) DHT Holdings, Inc 6
4,269 Diamondback Energy, Inc 611
1,119 (a) Diversified Energy Co plc 16
535 (a) DMC Global, Inc 4
1,083 (a) Dorian LPG Ltd 32
2,182 DT Midstream, Inc 247
2,695 (a),(b) Empire Petroleum Corp 12
3,799 (a),(b) Encore Energy Corp 12
4,018 (a),(b) Energy Fuels, Inc 62
11,813 EOG Resources, Inc 1,324
12,760 EQT Corp 694
3,165 (a) Evolution Petroleum Corp 15
428 Excelerate Energy, Inc 11
1,917 (a) Expro Group Holdings NV 23
92,322 Exxon Mobil Corp 10,409
691 (a) FLEX LNG Ltd 17
981 (a) Forum Energy Technologies, Inc 26
954 (a) FutureFuel Corp 4
1,739 Golar LNG Ltd 70
2,448 (a) Granite Ridge Resources, Inc 13
1,490 (a) Green Plains, Inc 13
278 (a) Gulfport Energy Operating Corp 50
20,061 Halliburton Co 493
1,956 (a) Helix Energy Solutions Group, Inc 13
610 (a) Helmerich & Payne, Inc 13
3,473 HF Sinclair Corp 182
1,195 (a) Innovex International, Inc 22
404 (a) International Seaways, Inc 19
41,715 Kinder Morgan, Inc 1,181
958 (a),(b) Kinetik Holdings, Inc 41
1,167 (a) Kodiak Gas Services, Inc 43
4,919 (a),(b) Kosmos Energy Ltd 8
3,840 Liberty Energy, Inc 47
4,177 Magnolia Oil & Gas Corp 100
6,813 Marathon Petroleum Corp 1,313
2,552 Matador Resources Co 115
2,664 Murphy Oil Corp 76
238 (a),(b) Nabors Industries Ltd 10
87 (a) Nacco Industries, Inc (Class A) 4
1,312 (a) National Energy Services Reunited Corp 13
696 (a),(b) Navigator Holdings Ltd 11
2,786 (a) NextDecade Corp 19
2,731 (b) Noble Corp plc 77
4,171 (a),(b) Nordic American Tankers Ltd 13
897 Northern Oil and Gas, Inc 22
5,962 NOV, Inc 79
14,735 (a) Occidental Petroleum Corp 696
2,352 (a) Oceaneering International, Inc 58
2,073 (a) Oil States International, Inc 13
13,273 ONEOK, Inc 969
5,675 Ovintiv, Inc 229
1,291 (a) Par Pacific Holdings, Inc 46
7,160 (a) Patterson-UTI Energy, Inc 37
2,663 PBF Energy, Inc 80
1,909 Peabody Energy Corp 51

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
15,047 Permian Resources Corp $ 193
8,911 Phillips 66 1,212
17 (a),(b) PrimeEnergy Corp 3
2,609 (a) ProPetro Holding Corp 14
5,158 Range Resources Corp 194
642 (a) Rex American Resources Corp 20
257 (a) Riley Exploration Permian, Inc 7
2,256 (a) RPC, Inc 11
1,202 (a) Sable Offshore Corp 21
792 (a) SandRidge Energy, Inc 9
33,104 Schlumberger Ltd 1,138
292 Scorpio Tankers, Inc 16
2,348 (a) SEACOR Marine Holdings, Inc 15
1,338 (a) Seadrill Ltd 40
1,587 Select Water Solutions, Inc 17
2,365 (a),(b) SFL Corp Ltd 18
1,420 SM Energy Co 35
886 (a) Solaris Oilfield Infrastructure, Inc 35
1,668 (a) Talos Energy, Inc 16
4,299 Targa Resources Corp 720
8,895 TechnipFMC plc 351
2,111 (a) Teekay Corp Ltd 17
560 (a) Teekay Tankers Ltd 28
3,440 (a) Tetra Technologies, Inc 20
412 Texas Pacific Land Corp 385
1,174 (a) Tidewater, Inc 63
16,110 (a) Transocean Ltd 50
7,605 (a) Uranium Energy Corp 101
1,428 (a) Vaalco Energy, Inc 6
1,385 (a) Valaris Ltd 68
6,824 Valero Energy Corp 1,162
3,311 (a) Viper Energy, Inc 127
458 (a) Vital Energy, Inc 8
758 (a),(b) Vitesse Energy, Inc 18
3,587 (a),(b) W&T Offshore, Inc 7
1,619 Weatherford International plc 111
25,932 Williams Cos, Inc 1,643
1,194 World Fuel Services Corp 31
TOTAL ENERGY 41,564
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
3,091 Acadia Realty Trust 62
2,147 Agree Realty Corp 152
1,433 (a) Alexander & Baldwin, Inc 26
113 (a) Alexander's, Inc 26
3,622 Alexandria Real Estate Equities, Inc 302
276 (a) Alpine Income Property Trust, Inc 4
241 (a) American Assets Trust, Inc 5
2,899 American Healthcare REIT, Inc 122
7,842 American Homes 4 Rent 261
10,052 American Tower Corp 1,933
4,194 Americold Realty Trust, Inc 51
2,424 (a) Apartment Investment and Management Co 19
4,526 Apple Hospitality REIT, Inc 54
1,658 Armada Hoffler Properties, Inc 12
3,107 AvalonBay Communities, Inc 600
3,466 Boston Properties, Inc 258
1,555 (a) Braemar Hotels & Resorts, Inc 4
3,704 Brandywine Realty Trust 15
6,652 Brixmor Property Group, Inc 184
4,364 Broadstone Net Lease, Inc 78
552 (a) BRT Apartments Corp 9
2,484 Camden Property Trust 265

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
4,081 CareTrust REIT, Inc $ 142
1,043 CBL & Associates Properties, Inc 32
460 Centerspace 27
1,449 Chatham Lodging Trust 10
1,087 (a) City Office REIT, Inc 8
544 (a) Clipper Realty, Inc 2
753 Community Healthcare Trust, Inc 11
2,460 Corporate Office Properties Trust 71
3,658 Cousins Properties, Inc 106
9,192 Crown Castle, Inc 887
3,122 (a) CTO Realty Growth, Inc 51
4,946 CubeSmart 201
2,109 Curbline Properties Corp 47
3,732 DiamondRock Hospitality Co 30
7,187 Digital Realty Trust, Inc 1,242
7,300 (a) Diversified Healthcare Trust 32
4,303 Douglas Emmett, Inc 67
689 (a) Easterly Government Properties, Inc 16
1,084 EastGroup Properties, Inc 183
3,522 Empire State Realty Trust, Inc 27
504 EPR Properties 29
2,060 Equinix, Inc 1,613
3,742 Equity Lifestyle Properties, Inc 227
8,454 Equity Residential 547
4,151 Essential Properties Realty Trust, Inc 124
1,431 Essex Property Trust, Inc 383
4,603 Extra Space Storage, Inc 649
967 (a),(b) Farmland Partners, Inc 10
1,812 Federal Realty Investment Trust 184
3,144 First Industrial Realty Trust, Inc 162
1,561 Four Corners Property Trust, Inc 38
985 (a) FrontView REIT, Inc 13
5,928 Gaming and Leisure Properties, Inc 276
1,064 Getty Realty Corp 29
881 (a) Gladstone Commercial Corp 11
815 (a),(b) Gladstone Land Corp 7
295 (a) Global Medical REIT, Inc 10
2,111 (a) Global Net Lease, Inc 17
8,075 Healthcare Realty Trust, Inc 146
16,075 Healthpeak Properties, Inc 308
2,316 Highwoods Properties, Inc 74
14,983 Host Hotels & Resorts Inc 255
3,600 Hudson Pacific Properties, Inc 10
5,802 Independence Realty Trust, Inc 95
2,564 (a) Industrial Logistics Properties Trust 15
533 (a) Innovative Industrial Properties, Inc 29
1,587 InvenTrust Properties Corp 45
13,369 Invitation Homes, Inc 392
6,541 Iron Mountain, Inc 667
577 (b) JBG SMITH Properties 13
2,453 (b) Kilroy Realty Corp 104
14,600 Kimco Realty Corp 319
4,843 Kite Realty Group Trust 108
1,944 Lamar Advertising Co 238
4,734 Lexington Realty Trust 42
872 (b) Lineage, Inc 34
838 (a) LTC Properties, Inc 31
6,081 Macerich Co 111
1,163 Mack-Cali Realty Corp 18
9,859 (a),(b) Medical Properties Trust, Inc 50
2,561 Mid-America Apartment Communities, Inc 358
2,736 (a) Millrose Properties, Inc 92

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
997 (a) National Health Investors, Inc $ 79
3,425 National Retail Properties, Inc 146
660 National Storage Affiliates Trust 20
336 (a) NET Lease Office Properties 10
1,788 (b) NETSTREIT Corp 32
662 NexPoint Residential Trust, Inc 21
6,270 Omega Healthcare Investors, Inc 265
574 (a) One Liberty Properties, Inc 13
2,956 (a) Outfront Media, Inc 54
4,579 (a) Paramount Group, Inc 30
2,943 (b) Park Hotels & Resorts, Inc 33
738 (a) Peakstone Realty Trust 10
1,145 Pebblebrook Hotel Trust 13
2,989 Phillips Edison & Co, Inc 103
3,343 Piedmont Office Realty Trust, Inc 30
628 Plymouth Industrial REIT, Inc 14
1,168 Postal Realty Trust, Inc 18
1,831 PotlatchDeltic Corp 75
19,922 Prologis, Inc 2,281
3,451 Public Storage, Inc 997
3,699 (a) Rayonier, Inc 98
19,317 Realty Income Corp 1,174
3,947 Regency Centers Corp 288
5,133 Rexford Industrial Realty, Inc 211
2,146 (b) RLJ Lodging Trust 15
1,272 Ryman Hospitality Properties, Inc 114
4,837 Sabra Health Care REIT, Inc 90
830 (a) Safehold, Inc 13
392 (a) Saul Centers, Inc 12
2,346 SBA Communications Corp 454
742 Service Properties Trust 2
1,197 Sila Realty Trust, Inc 30
6,941 Simon Property Group, Inc 1,303
1,512 SITE Centers Corp 14
1,278 SL Green Realty Corp 76
612 (a) Smartstop Self Storage REIT, Inc 23
3,739 STAG Industrial, Inc 132
3,928 Summit Hotel Properties, Inc 22
2,762 Sun Communities, Inc 356
284 Sunstone Hotel Investors, Inc 3
2,417 Tanger Factory Outlet Centers, Inc 82
2,271 Terreno Realty Corp 129
7,218 UDR, Inc 269
994 UMH Properties, Inc 15
294 (a) Universal Health Realty Income Trust 11
2,004 Urban Edge Properties 41
9,540 Ventas, Inc 668
21,208 (d) VICI Properties, Inc 692
3,875 Vornado Realty Trust 157
794 Washington REIT 13
14,109 (d) Welltower, Inc 2,513
16,339 Weyerhaeuser Co 405
1,293 (a) Whitestone REIT 16
4,363 WP Carey, Inc 295
994 Xenia Hotels & Resorts, Inc 14
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 29,511
FINANCIAL SERVICES - 8.0%
4,468 (a) Acacia Research (Acacia Technologies) 15
545 Affiliated Managers Group, Inc 130
5,810 (a) Affirm Holdings, Inc 425
21,927 (b) AGNC Investment Corp 215
315 (a) Alerus Financial Corp 7

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
6,029 Ally Financial, Inc $ 236
11,602 American Express Co 3,854
2,029 Ameriprise Financial, Inc 997
11,043 Annaly Capital Management, Inc 223
3,041 Apollo Commercial Real Estate Finance, Inc 31
8,788 Apollo Global Management, Inc 1,171
3,729 (a) Arbor Realty Trust, Inc 46
1,014 (a),(b) Ares Commercial Real Estate Corp 5
4,114 (a) Ares Management Corp 658
1,757 (a),(b) ARMOUR Residential REIT, Inc 26
325 (a) Artisan Partners Asset Management, Inc 14
249 (a) Atlanticus Holdings Corp 15
3,908 (a) AvidXchange Holdings, Inc 39
4,040 (a),(b) Bakkt Holdings, Inc 136
620 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 28
15,189 Bank of New York Mellon Corp 1,655
39,163 (a) Berkshire Hathaway, Inc 19,689
5,899 BGC Group, Inc 56
3,228 BlackRock, Inc 3,763
3,518 Blackstone Mortgage Trust, Inc 65
15,576 Blackstone, Inc 2,661
11,517 (a) Block, Inc 832
13,329 (a) Blue Owl Capital, Inc 226
1,184 Bread Financial Holdings, Inc 66
111 (a) Brightsphere Investment Group, Inc 5
3,033 (a) BrightSpire Capital, Inc 16
7,846 (a) Brookfield Asset Management Ltd 447
4,774 (a) Burford Capital Ltd 57
1,278 (a) Cannae Holdings, Inc 23
1,535 (a) Cantaloupe, Inc 16
13,286 Capital One Financial Corp 2,824
5,682 (a) Carlyle Group, Inc 356
576 Cass Information Systems, Inc 23
2,253 Cboe Global Markets, Inc 553
36,240 Charles Schwab Corp 3,460
216 (a) Chicago Atlantic Real Estate Finance, Inc 3
1,947 (a) Chimera Investment Corp 26
2,359 (a) Claros Mortgage Trust, Inc 8
7,609 CME Group, Inc 2,056
602 (a) Cohen & Steers, Inc 39
4,408 (a) Coinbase Global, Inc 1,488
1,463 (a) Compass Diversified Trust 10
5,247 Corebridge Financial, Inc 168
1,399 (a) Corpay, Inc 403
129 (a) Credit Acceptance Corp 60
172 (a) Dave, Inc 34
118 (a) Diamond Hill Investment Group, Inc 17
3,807 DigitalBridge Group, Inc 45
445 (a) Donnelley Financial Solutions, Inc 23
2,280 (a),(b) Dynex Capital, Inc 28
1,030 (a),(b) Ellington Financial, Inc 13
215 (a) Enact Holdings, Inc 8
553 (a) Encore Capital Group, Inc 23
613 (a) Enova International, Inc 71
6,115 Equitable Holdings, Inc 311
1,862 Essent Group Ltd 118
1,004 (a) Euronet Worldwide, Inc 88
809 Evercore Partners, Inc (Class A) 273
1,384 (a) EVERTEC, Inc 47
830 Factset Research Systems, Inc 238
120 (a) Federal Agricultural Mortgage Corp 20
11,506 Fidelity National Information Services, Inc 759

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
848 FirstCash Holdings, Inc $ 134
11,475 (a) Fiserv, Inc 1,479
2,549 (a) Flywire Corp 34
31 (a) Forge Global Holdings, Inc 1
621 (a) Franklin BSP Realty Trust, Inc 7
6,849 Franklin Resources, Inc 158
385 (a) Freedom Holding Corp 66
559 (a),(b) GCM Grosvenor, Inc 7
5,035 (a) Global Payments, Inc 418
6,412 Goldman Sachs Group, Inc 5,106
1,775 (a) Green Dot Corp 24
904 (a) Hamilton Lane, Inc 122
2,171 Hannon Armstrong Sustainable Infrastructure Capital, Inc 67
1,184 (a) Houlihan Lokey, Inc 243
9,264 Interactive Brokers Group, Inc (Class A) 637
12,079 Intercontinental Exchange, Inc 2,035
677 (a) International Money Express, Inc 9
7,952 Invesco Ltd 182
645 (a) Invesco Mortgage Capital, Inc 5
1,648 Jack Henry & Associates, Inc 245
1,213 Jackson Financial, Inc 123
2,743 (a) Janus Henderson Group plc 122
3,358 Jefferies Financial Group, Inc 220
1,077 (a) Jefferson Capital, Inc 19
14,535 KKR & Co, Inc 1,889
933 KKR Real Estate Finance Trust, Inc 8
2,645 Ladder Capital Corp 29
2,463 Lazard, Inc 130
2,865 (a) LendingClub Corp 44
334 (a) LendingTree, Inc 22
1,741 LPL Financial Holdings, Inc 579
688 Marex Group plc 23
837 MarketAxess Holdings, Inc 146
8,366 (a) Marqeta, Inc 44
17,257 Mastercard, Inc (Class A) 9,816
77 (a) Merchants Bancorp 2
2,348 (a) MFA Financial, Inc 22
5,519 MGIC Investment Corp 157
1,603 (a) Moelis & Co 114
3,262 Moody's Corp 1,554
24,574 Morgan Stanley 3,906
514 Morningstar, Inc 119
1,395 (a) Mr Cooper Group, Inc 294
1,633 MSCI, Inc (Class A) 927
8,693 Nasdaq Stock Market, Inc 769
609 (a) Navient Corp 8
1,078 (a) NCR Corp ATM 42
249 Nelnet, Inc (Class A) 31
619 (a) NerdWallet, Inc 7
2,274 (a),(b) New York Mortgage Trust, Inc 16
1,313 (a) NMI Holdings, Inc 50
4,112 (a) Northern Trust Corp 553
436 (a) Ocwen Financial Corp 17
2,602 OneMain Holdings, Inc 147
3,011 (a) Open Lending Corp 6
651 (a),(b) Orchid Island Capital, Inc 5
1,141 (a) P10, Inc 12
3,836 (a) Pagseguro Digital Ltd 38
1,422 (a) Patria Investments Ltd 21
5,249 (a) Payoneer Global, Inc 32
20,837 (a) PayPal Holdings, Inc 1,397
1,007 (a),(b) Paysafe Ltd 13

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
750 PennyMac Financial Services, Inc $ 93
2,070 (a) PennyMac Mortgage Investment Trust 25
745 (a) Perella Weinberg Partners 16
419 Piper Jaffray Cos 145
473 PJT Partners, Inc 84
684 (a) PRA Group, Inc 11
750 PROG Holdings, Inc 24
2,308 Radian Group, Inc 84
3,810 Raymond James Financial, Inc 658
3,562 (a),(b) Ready Capital Corp 14
2,761 (a) Redwood Trust, Inc 16
383 (a) Regional Management Corp 15
3,564 (a) Remitly Global, Inc 58
2,014 (a) Repay Holdings Corp 11
8,392 (a) Rithm Capital Corp 96
15,881 (a) Robinhood Markets, Inc 2,274
4,681 (a),(b) Rocket Cos, Inc 91
6,498 S&P Global, Inc 3,163
2,167 SEI Investments Co 184
319 (a) Sezzle, Inc 25
1,450 (a),(b) Shift4 Payments, Inc 112
175 (a) Silvercrest Asset Management Group, Inc 3
4,674 SLM Corp 129
22,427 (a) SoFi Technologies, Inc 593
6,937 Starwood Property Trust, Inc 134
6,293 State Street Corp 730
1,257 (a) StepStone Group, Inc 82
2,184 Stifel Financial Corp 248
6,153 (a) StoneCo Ltd 116
944 (a) StoneX Group, Inc 95
87 (a) SWK Holdings Corp 1
8,314 Synchrony Financial 591
4,565 T Rowe Price Group, Inc 469
9,750 (a) Toast, Inc 356
1,884 (a) TPG RE Finance Trust, Inc 16
2,829 (a) TPG, Inc 163
2,601 Tradeweb Markets, Inc 289
2,103 (b) Two Harbors Investment Corp 21
1,821 (a),(b) Upstart Holdings, Inc 92
2,181 (a) UWM Holdings Corp 13
705 (a) Velocity Financial, Inc 13
711 Victory Capital Holdings, Inc 46
1,980 Virtu Financial, Inc 70
76 (a) Virtus Investment Partners, Inc 14
36,149 Visa, Inc (Class A) 12,341
2,158 Voya Financial, Inc 161
771 Walker & Dunlop, Inc 64
1,032 (a) Waterstone Financial, Inc 16
5,981 (a),(b) Western Union Co 48
743 (a) WEX, Inc 117
2,601 (b) WisdomTree, Inc 36
160 (a) World Acceptance Corp 27
8,308 (a) XP, Inc 156
TOTAL FINANCIAL SERVICES 110,342
FOOD, BEVERAGE & TOBACCO - 2.0%
129 (a) Alico, Inc 4
35,914 Altria Group, Inc 2,373
10,444 Archer-Daniels-Midland Co 624
1,674 (a) B&G Foods, Inc (Class A) 7
1,699 (a),(b) Beyond Meat, Inc 3
206 (a) Boston Beer Co, Inc (Class A) 44
953 (a) Brown-Forman Corp (Class A) 26

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
3,244 (b) Brown-Forman Corp (Class B) $ 88
2,904 Bunge Global S.A. 236
583 (a) Calavo Growers, Inc 15
993 Cal-Maine Foods, Inc 93
2,561 Campbell Soup Co 81
3,595 (a) Celsius Holdings, Inc 207
83,192 Coca-Cola Co 5,517
1,095 Coca-Cola Consolidated Inc 128
8,720 ConAgra Brands, Inc 160
3,165 (a) Constellation Brands, Inc (Class A) 426
3,422 (a) Darling International, Inc 106
614 (a) Dole plc 8
4,079 (a) Flowers Foods, Inc 53
1,252 (a) Forafric Global plc 11
709 (a) Fresh Del Monte Produce, Inc 25
1,117 (a) Freshpet, Inc 62
12,449 (a) General Mills, Inc 628
2,641 (a) Hain Celestial Group, Inc 4
3,186 (a) Hershey Co 596
5,709 Hormel Foods Corp 141
1,503 Ingredion, Inc 184
308 (a) J&J Snack Foods Corp 30
2,234 (a) J.M. Smucker Co 243
368 (a) John B Sanfilippo & Son, Inc 24
5,564 Kellogg Co 456
28,186 Keurig Dr Pepper, Inc 719
18,634 (a) Kraft Heinz Co 485
2,865 Lamb Weston Holdings, Inc 166
383 Lancaster Colony Corp 66
5,532 McCormick & Co, Inc 370
476 (a) MGP Ingredients, Inc 12
684 (a) Mission Produce, Inc 8
3,225 (a) Molson Coors Brewing Co (Class B) 146
27,757 Mondelez International, Inc 1,734
14,776 (a) Monster Beverage Corp 995
607 (a) National Beverage Corp 22
29,139 PepsiCo, Inc 4,092
33,183 Philip Morris International, Inc 5,382
599 (a) Pilgrim's Pride Corp 24
486 (a) Post Holdings, Inc 52
5,610 Primo Brands Corp 124
5 (a) Seaboard Corp 18
226 (a) Seneca Foods Corp 24
2,221 (a) Simply Good Foods Co 55
539 (a) Smithfield Foods, Inc 13
2,448 (a) SunOpta, Inc 14
375 (a),(b) Tootsie Roll Industries, Inc 16
501 (a) TreeHouse Foods, Inc 10
310 (a) Turning Point Brands, Inc 31
4,856 Tyson Foods, Inc (Class A) 264
612 (a) Universal Corp 34
1,426 (a) Utz Brands, Inc 17
630 (a) Vita Coco Co, Inc 27
689 (a) Vital Farms, Inc 28
TOTAL FOOD, BEVERAGE & TOBACCO 27,551
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
36,754 Abbott Laboratories 4,923
1,988 (a) Acadia Healthcare Co, Inc 49
2,296 (a) AdaptHealth Corp 21
409 (a) Addus HomeCare Corp 48
7,389 (a) agilon health, Inc 8
1,498 (a) Align Technology, Inc 188

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
2,083 (a) Alignment Healthcare, Inc $ 36
2,458 (a) Alphatec Holdings, Inc 36
3,868 AmerisourceBergen Corp 1,209
986 (a) AMN Healthcare Services, Inc 19
1,310 (a) Angiodynamics, Inc 15
1,046 (a) Apollo Medical Holdings, Inc 30
1,229 (a) AtriCure, Inc 43
1,650 (a) Avanos Medical, Inc 19
1,345 (a) Aveanna Healthcare Holdings, Inc 12
1,009 (a) Axogen, Inc 18
9,523 Baxter International, Inc 217
6,250 Becton Dickinson & Co 1,170
887 (a) Beta Bionics, Inc 18
31,216 (a) Boston Scientific Corp 3,048
1,283 (a) BrightSpring Health Services, Inc 38
6,211 (a) Brookdale Senior Living, Inc 53
5,056 Cardinal Health, Inc 794
627 (a) Castle Biosciences, Inc 14
9,546 (a) Centene Corp 341
521 (a) Ceribell, Inc 6
3,092 (a) Certara, Inc 38
4,212 (a) Cerus Corp 7
312 Chemed Corp 140
5,723 Cigna Group 1,650
738 (a) Claritev Corp 39
8,725 (a),(b) Clover Health Investments Corp 27
2,526 (a) Concentra Group Holdings Parent, Inc 53
671 (a) Conmed Corp 32
4,527 (a) Cooper Cos, Inc 310
567 (a) Corvel Corp 44
1,273 (a) Cross Country Healthcare, Inc 18
1,250 (a) CryoLife, Inc 53
26,876 CVS Health Corp 2,026
837 (a) DaVita, Inc 111
792 (a) Definitive Healthcare Corp 3
2,281 (a) Dentsply Sirona, Inc 29
8,418 (a) DexCom, Inc 566
2,001 (a) DocGo, Inc 3
2,649 (a) Doximity, Inc 194
12,207 (a) Edwards Lifesciences Corp 949
4,818 Elevance Health, Inc 1,557
286 Embecta Corp 4
2,177 Encompass Health Corp 277
1,534 (a) Enhabit, Inc 12
1,154 (a) Enovis Corp 35
1,277 Ensign Group, Inc 221
3,894 (a) Envista Holdings Corp 79
2,165 (a) Evolent Health, Inc 18
604 (a) Fulgent Genetics, Inc 14
9,616 GE HealthCare Technologies, Inc 722
603 (a) GeneDx Holdings Corp 65
1,276 (a) Glaukos Corp 104
2,572 (a) Globus Medical, Inc 147
2,679 (a) Guardant Health, Inc 167
967 (a) Haemonetics Corp 47
3,747 HCA, Inc 1,597
1,262 (a) Health Catalyst, Inc 4
1,571 (a) HealthEquity, Inc 149
9 (a) HealthStream, Inc  0^
2,395 (a) Henry Schein, Inc 159
3,852 (a),(b) Hims & Hers Health, Inc 218
4,962 (a) Hologic, Inc 335

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
2,638 Humana, Inc $ 686
588 (a) ICU Medical, Inc 71
1,732 (a) IDEXX Laboratories, Inc 1,107
316 (a) Innovage Holding Corp 2
672 (a) Inogen, Inc 5
734 (a) Inspire Medical Systems, Inc 54
1,449 (a) Insulet Corp 447
638 (a) Integer Holdings Corp 66
241 (a) Integra LifeSciences Holdings Corp 3
7,565 (a) Intuitive Surgical, Inc 3,383
402 (a) iRadimed Corp 29
689 (a) iRhythm Technologies, Inc 118
390 (a) Joint Corp 4
1,729 Labcorp Holdings, Inc 496
1,538 (a) Lantheus Holdings, Inc 79
562 (a) LeMaitre Vascular, Inc 49
796 (a) LifeMD, Inc 5
1,759 (a) LifeStance Health Group, Inc 10
874 (a) LivaNova plc 46
951 (a) Masimo Corp 140
2,656 McKesson Corp 2,052
27,149 Medtronic plc 2,586
1,360 (a) Merit Medical Systems, Inc 113
1,041 (a) Molina Healthcare, Inc 199
1,138 (a),(b) Nano-X Imaging Ltd 4
212 (a) National Healthcare Corp 26
357 (a) National Research Corp 5
5,732 (a) Neogen Corp 33
3,250 (a) NeoGenomics, Inc 25
2,637 (a) Novocure Ltd 34
1,291 (a) Omnicell, Inc 39
13,300 (a) Opko Health, Inc 21
578 (a) OptimizeRx Corp 12
3,932 (a) Option Care Health, Inc 109
2,181 (a) OraSure Technologies, Inc 7
945 (a) Orthofix Medical, Inc 14
357 (a) OrthoPediatrics Corp 7
2,217 (a) Owens & Minor, Inc 11
593 (a) PACS Group, Inc 8
1,877 (a) Pediatrix Medical Group, Inc 31
942 (a) Pennant Group, Inc 24
780 (a) Penumbra, Inc 198
444 (a),(b) Performant Financial Corp 3
1,246 (a) Phreesia, Inc 29
802 Premier, Inc 22
2,886 (a) Privia Health Group, Inc 72
1,135 (a) PROCEPT BioRobotics Corp 40
1,851 (a) Progyny, Inc 40
711 (a) Pulmonx Corp 1
324 (a),(b) Pulse Biosciences, Inc 6
2,436 Quest Diagnostics, Inc 464
1,394 (a) QuidelOrtho Corp 41
1,510 (a) RadNet, Inc 115
3,086 (a) Resmed, Inc 845
558 (a) RxSight, Inc 5
448 (a) Sanara Medtech, Inc 14
1,342 (a) Schrodinger, Inc 27
1,967 (a) Select Medical Holdings Corp 25
815 (a) SI-BONE, Inc 12
414 (a),(b) Simulations Plus, Inc 6
3,032 (a) Solventum Corp 221
1,339 (a) STAAR Surgical Co 36

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
2,111 STERIS plc $ 522
7,211 Stryker Corp 2,666
1,791 (a) Surgery Partners, Inc 39
516 (a) SurModics, Inc 15
468 (a) Tactile Systems Technology, Inc 6
1,480 (a) Tandem Diabetes Care, Inc 18
4,752 (a) Teladoc Health, Inc 37
1,106 (a) Teleflex, Inc 135
2,056 (a) Tenet Healthcare Corp 417
719 (a),(b) TransMedics Group, Inc 81
803 (a) Treace Medical Concepts, Inc 5
105 (a) UFP Technologies, Inc 21
19,405 UnitedHealth Group, Inc 6,701
1,267 (a) Universal Health Services, Inc (Class B) 259
468 (a) US Physical Therapy, Inc 40
149 (a) Utah Medical Products, Inc 9
1,492 (a) Varex Imaging Corp 18
3,120 (a) Veeva Systems, Inc 929
1,971 (a) Waystar Holding Corp 75
4,327 Zimmer Biomet Holdings, Inc 426
56 (a) Zimvie, Inc 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 51,398
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
2,778 (a) BellRing Brands, Inc 101
400 (a) Central Garden & Pet Co 13
1,114 (a) Central Garden and Pet Co (Class A) 33
5,244 Church & Dwight Co, Inc 460
2,693 Clorox Co 332
16,880 Colgate-Palmolive Co 1,349
9,161 (a) Coty, Inc 37
1,010 (a) Edgewell Personal Care Co 21
1,083 (a) elf Beauty, Inc 143
952 Energizer Holdings, Inc 24
5,074 Estee Lauder Cos (Class A) 447
622 (a) Herbalife Ltd 5
2,283 (a) Honest Co, Inc 8
345 (a) Inter Parfums, Inc 34
41,521 Kenvue, Inc 674
6,982 Kimberly-Clark Corp 868
366 (a),(b) Medifast, Inc 5
537 (a) Nature's Sunshine Products, Inc 8
142 (a) Nu Skin Enterprises, Inc (Class A) 2
214 (a) Oil-Dri Corp of America 13
3,350 (a),(b) Olaplex Holdings, Inc 4
50,092 Procter & Gamble Co 7,697
1,260 (a) Reynolds Consumer Products, Inc 31
637 (a) Spectrum Brands Holdings, Inc 33
426 (a) USANA Health Sciences, Inc 12
292 WD-40 Co 58
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 12,412
INSURANCE - 2.0%
10,644 Aflac, Inc 1,189
5,619 Allstate Corp 1,206
1,747 (a) AMBAC Financial Group, Inc 15
860 American Financial Group, Inc 125
1,028 (a) American Integrity Insurance Group, Inc 23
12,187 American International Group, Inc 957
1,133 (a) Amerisafe, Inc 50
4,470 Aon plc 1,594
7,994 Arch Capital Group Ltd 725
422 (a) Aspen Insurance Holdings Ltd 15
1,129 Assurant, Inc 245

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
735 (a) Assured Guaranty Ltd $ 62
1,520 Axis Capital Holdings Ltd 146
628 (a) Bowhead Specialty Holdings, Inc 17
1,131 (a) Brighthouse Financial, Inc 60
5,977 (a) Brown & Brown, Inc 561
1,510 (a) BRP Group, Inc 43
7,872 Chubb Ltd 2,222
3,366 (a) Cincinnati Financial Corp 532
125 CNA Financial Corp 6
2,368 (a) CNO Financial Group, Inc 94
406 (a) Donegal Group, Inc (Class A) 8
198 (a) Employers Holdings, Inc 8
798 Everest Re Group Ltd 279
496 (a) F&G Annuities & Life, Inc 15
1,154 (a) Fidelis Insurance Holdings Ltd 21
5,313 Fidelity National Financial, Inc 321
1,939 First American Financial Corp 125
5,522 Gallagher (Arthur J.) & Co 1,710
9,101 (a) Genworth Financial, Inc (Class A) 81
1,843 (a) Globe Life, Inc 263
1,239 (a) GoHealth, Inc 6
512 (a) Goosehead Insurance, Inc 38
621 (a) Greenlight Capital Re Ltd (Class A) 8
875 (a) Hamilton Insurance Group Ltd 22
684 Hanover Insurance Group, Inc 124
5,749 Hartford Financial Services Group, Inc 767
185 (a) HCI Group, Inc 35
484 (a) Heritage Insurance Holdings, Inc 12
348 (a) Hippo Holdings, Inc 13
624 (a) Horace Mann Educators Corp 28
62 (a) Investors Title Co 17
865 (a) James River Group Holdings Ltd 5
1,335 Kemper Corp 69
404 (a),(b) Kingsway Financial Services, Inc 6
459 Kinsale Capital Group, Inc 195
1,146 (a) Lemonade, Inc 61
2,535 Lincoln National Corp 102
3,343 (a) Loews Corp 336
272 (a) Markel Corp 520
10,476 Marsh & McLennan Cos, Inc 2,111
2,049 (a) MBIA, Inc 15
754 (a) Mercury General Corp 64
12,483 Metlife, Inc 1,028
394 (a) NI Holdings, Inc 5
4,224 Old Republic International Corp 179
3,765 (a),(b) Oscar Health, Inc 71
682 (a) Palomar Holdings, Inc 80
720 Primerica, Inc 200
4,852 Principal Financial Group 402
405 (a) ProAssurance Corp 10
12,446 Progressive Corp 3,074
7,749 Prudential Financial, Inc 804
1,295 Reinsurance Group of America, Inc (Class A) 249
948 RenaissanceRe Holdings Ltd 241
365 RLI Corp 24
230 (a) Root, Inc 21
2,077 Ryan Specialty Holdings, Inc 117
192 (a) Safety Insurance Group, Inc 14
1,288 Selective Insurance Group, Inc 104
3,622 (a) Selectquote, Inc 7
2,217 (a) SiriusPoint Ltd 40
648 (a) Skyward Specialty Insurance Group, Inc 31

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
601 Stewart Information Services Corp $ 44
1,255 (a) Tiptree, Inc 24
4,830 Travelers Cos, Inc 1,349
802 (a) Trupanion, Inc 35
844 (a) United Fire Group, Inc 26
551 (a) Universal Insurance Holdings, Inc 14
2,988 Unum Group 232
6,677 W.R. Berkley Corp 512
54 White Mountains Insurance Group Ltd 90
2,106 Willis Towers Watson plc 727
TOTAL INSURANCE 27,026
MATERIALS - 2.2%
889 (a) AdvanSix, Inc 17
4,830 Air Products & Chemicals, Inc 1,317
2,805 (a) Albemarle Corp 227
5,646 (a) Alcoa Corp 186
82 (a) Alpha Metallurgical Resources, Inc 13
49,721 Amcor plc 407
1,143 (a),(b) American Vanguard Corp 7
11,005 (a) AngloGold Ashanti PLC 774
1,387 Aptargroup, Inc 185
4,201 (a) Ardagh Metal Packaging S.A. 17
1,022 (a) Ashland, Inc 49
1,604 (a) ASP Isotopes, Inc 15
1,916 (a) Aspen Aerogels, Inc 13
1,700 Avery Dennison Corp 276
2,152 Avient Corp 71
4,706 (a) Axalta Coating Systems Ltd 135
794 (a) Balchem Corp 119
5,250 Ball Corp 265
901 Cabot Corp 69
1,082 (a),(b) Caledonia Mining Corp plc 39
984 Carpenter Technology Corp 242
2,649 (a) Celanese Corp (Series A) 111
1,274 (a) Century Aluminum Co 37
3,621 CF Industries Holdings, Inc 325
3,126 Chemours Co 50
623 (a) Clearwater Paper Corp 13
9,729 (a) Cleveland-Cliffs, Inc 119
13,786 (a) Coeur Mining, Inc 259
2,747 Commercial Metals Co 157
1,021 Compass Minerals International, Inc 20
2,037 (a) Constellium SE 30
99 (a),(b) Contango ORE, Inc 2
13,912 Corteva, Inc 941
14,442 CRH plc 1,732
5,979 (a) Critical Metals Corp 37
2,712 Crown Holdings, Inc 262
14,842 Dow, Inc 340
8,869 DuPont de Nemours, Inc 691
734 (a) Eagle Materials, Inc 171
2,505 Eastman Chemical Co 158
5,445 Ecolab, Inc 1,491
890 (a) Ecovyst, Inc 8
4,374 Element Solutions, Inc 110
2,829 FMC Corp 95
30,690 Freeport-McMoRan, Inc (Class B) 1,204
4,701 Graphic Packaging Holding Co 92
563 (a) Greif, Inc (Class A) 34
203 (a) Greif, Inc (Class B) 12
1,239 H.B. Fuller Co 73
461 (a) Hawkins, Inc 84

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
12,993 Hecla Mining Co $ 157
3,500 (a) Huntsman Corp 31
915 (a) Ingevity Corp 50
586 Innospec, Inc 45
4,952 International Flavors & Fragrances, Inc 305
11,453 International Paper Co 531
362 (a) Intrepid Potash, Inc 11
1,480 (a) Ivanhoe Electric, Inc 19
3,081 (a) James Hardie Industries plc 59
381 (a) Kaiser Aluminum Corp 29
1,339 (a) Knife River Corp 103
850 Koppers Holdings, Inc 24
893 (a) Kronos Worldwide, Inc 5
10,074 (a) Linde plc 4,785
1,438 Louisiana-Pacific Corp 128
952 (a) LSB Industries, Inc 7
5,091 LyondellBasell Industries NV 250
1,264 Martin Marietta Materials, Inc 797
467 Materion Corp 56
1,284 (a) Metals Acquisition Ltd 16
689 Minerals Technologies, Inc 43
6,770 Mosaic Co 235
3,042 (a) MP Materials Corp 204
871 Myers Industries, Inc 15
126 NewMarket Corp 104
23,037 Newmont Goldcorp Corp 1,942
5,415 (a) Novagold Resources, Inc 48
4,708 Nucor Corp 638
3,476 (a) O-I Glass, Inc 45
2,933 Olin Corp 73
395 Olympic Steel, Inc 12
2,087 (a) Orion S.A. 16
1,600 Packaging Corp of America 349
2,133 (a) Perimeter Solutions, Inc 48
995 (a) Perpetua Resources Corp 20
4,119 PPG Industries, Inc 433
2,935 (a),(b) PureCycle Technologies, Inc 39
182 Quaker Chemical Corp 24
646 (a),(b) Ramaco Resources, Inc 21
821 (a) Ranpak Holdings Corp 5
1,744 (a) Rayonier Advanced Materials, Inc 13
1,067 Reliance Steel & Aluminum Co 300
1,435 Royal Gold, Inc 288
2,679 RPM International, Inc 316
592 (a) Ryerson Holding Corp 14
1,637 (a) Schweitzer-Mauduit International, Inc 18
1,019 Scotts Miracle-Gro Co (Class A) 58
2,764 Sealed Air Corp 98
1,015 Sensient Technologies Corp 95
4,994 Sherwin-Williams Co 1,729
1,920 Silgan Holdings, Inc 83
10,546 Smurfit WestRock plc 449
1,272 Sonoco Products Co 55
1,867 Southern Copper Corp 227
3,190 (a) SSR Mining, Inc 78
3,027 Steel Dynamics, Inc 422
479 Stepan Co 23
2,524 (a) SunCoke Energy, Inc 21
123 (a) Sylvamo Corp 5
1,535 (a) TimkenSteel Corp 25
1,164 (a) Tredegar Corp 9
361 (a) Trimas Corp 14

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
2,830 Tronox Holdings plc $ 11
330 (a) United States Lime & Minerals, Inc 43
2,431 (a),(b) US Antimony Corp 15
2,651 Vulcan Materials Co 815
1,235 (a) Warrior Met Coal, Inc 79
532 Westlake Chemical Corp 41
858 Worthington Steel, Inc 26
TOTAL MATERIALS 30,193
MEDIA & ENTERTAINMENT - 8.8%
1,783 (a),(b) Advantage Solutions, Inc 3
100,585 Alphabet, Inc 24,498
123,542 Alphabet, Inc (Class A) 30,033
5,652 (a),(b) Altice USA, Inc 14
6,627 (a) AMC Entertainment Holdings, Inc 19
921 (a) AMC Networks, Inc 8
1,202 (a) Angi, Inc 20
428 (a),(b) Atlanta Braves Holdings, Inc 20
665 (a) Atlanta Braves Holdings, Inc 28
353 (a),(b) Boston Omaha Corp 5
2,348 (a) Bumble, Inc 14
52 (a) Cable One, Inc 9
1,394 (a) Cargurus, Inc 52
2,223 (a) Cars.com, Inc 27
1,875 (a) Charter Communications, Inc 516
2,354 (a) Cinemark Holdings, Inc 66
78,546 Comcast Corp (Class A) 2,468
46 (a) Daily Journal Corp 21
3,008 (a) DoubleVerify Holdings, Inc 36
2,933 (a) EchoStar Corp (Class A) 224
5,497 Electronic Arts, Inc 1,109
2,637 (a) Entravision Communications Corp (Class A) 6
2,165 (a) Eventbrite, Inc 6
452 (a) EverQuote, Inc 10
4,719 Fox Corp (Class A) 298
2,915 Fox Corp (Class B) 167
7,295 (a) fuboTV, Inc 30
4,050 (a) Gannett Co, Inc 17
2,117 Gray Television, Inc 12
828 (a) Grindr, Inc 12
1,501 (a) IAC, Inc 51
405 (a),(b) Ibotta, Inc 11
936 (a) IMAX Corp 31
1,209 (a) Integral Ad Science Holding Corp 12
8,065 Interpublic Group of Cos, Inc 225
599 John Wiley & Sons, Inc (Class A) 24
2,579 (a) Liberty Broadband Corp 164
337 (a) Liberty Broadband Corp (Class A) 21
495 (a) Liberty Media Corp-Liberty Formula One (Class A) 47
4,440 (a) Liberty Media Corp-Liberty Formula One (Class C) 464
489 (a) Liberty Media Corp-Liberty Live (Class A) 46
1,004 (a) Liberty Media Corp-Liberty Live (Class C) 97
4,146 (a) Lionsgate Studios Corp 29
3,273 (a) Live Nation, Inc 535
832 (a) Madison Square Garden Entertainment Corp 38
352 (a) Madison Square Garden Sports Corp 80
3,683 (a) Magnite, Inc 80
736 Marcus Corp 11
5,361 (a) Match Group, Inc 189
494 (a) MediaAlpha, Inc 6
46,400 Meta Platforms, Inc 34,075
2,069 (a) National CineMedia, Inc 9
9,011 (a) Netflix, Inc 10,804

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
3,543 New York Times Co (Class A) $ 203
7,913 News Corp (Class A) 243
1,917 News Corp (Class B) 66
616 (a) Nexstar Media Group, Inc 122
3,861 (a) Nextdoor Holdings, Inc 8
1,212 (a) NIQ Global Intelligence PLC 19
4,429 (b) Omnicom Group, Inc 361
12,897 (a) Pinterest, Inc 415
2,020 (a) Playstudios, Inc 2
2,676 (a) Playtika Holding Corp 10
1,094 (a) PubMatic, Inc 9
1,192 (a) QuinStreet, Inc 18
2,436 (a) Reddit, Inc 560
12,989 (a) ROBLOX Corp 1,799
2,816 (a) Roku, Inc 282
1,703 (a) Rumble, Inc 12
1,096 Scholastic Corp 30
719 (a) Shutterstock, Inc 15
132 (a) Sinclair, Inc 2
4,151 Sirius XM Holdings, Inc 97
832 (a),(b) Sphere Entertainment Co 52
3,263 (a) Spotify Technology S.A. 2,278
1,585 (a) Stagwell, Inc 9
403 (a) Starz Entertainment Corp 6
3,911 (a) Take-Two Interactive Software, Inc 1,010
708 (a) TechTarget, Inc 4
3,825 TEGNA, Inc 78
612 (a) Thryv Holdings, Inc 7
1,503 (a) TKO Group Holdings, Inc 304
2,932 (a) TripAdvisor, Inc 48
2,406 (a) TrueCar, Inc 4
3,797 (a) Trump Media & Technology Group Corp 62
3,939 (a) Vimeo, Inc 31
38,389 Walt Disney Co 4,396
49,613 (a) Warner Bros Discovery, Inc 969
1,263 (a) WideOpenWest, Inc 7
1,062 (a) Yelp, Inc 33
1,245 (a) Ziff Davis, Inc 47
1,977 (a) ZipRecruiter, Inc 8
7,616 (a) ZoomInfo Technologies, Inc 83
TOTAL MEDIA & ENTERTAINMENT 120,506
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
2,501 (a) 10X Genomics, Inc 29
524 (a) 4D Molecular Therapeutics, Inc 5
1,639 (a) 89bio, Inc 24
37,688 AbbVie, Inc 8,726
2,591 (a) Acadia Pharmaceuticals, Inc 55
3,224 (a) Adaptive Biotechnologies Corp 48
988 (a) ADC Therapeutics S.A. 4
4,828 (a) ADMA Biologics, Inc 71
6,226 Agilent Technologies, Inc 799
1,033 (a) Agios Pharmaceuticals, Inc 41
5,405 (a) Akebia Therapeutics, Inc 15
1,191 (a) Akero Therapeutics, Inc 57
1,235 (a) Aldeyra Therapeutics, Inc 6
1,504 (a) Alector, Inc 4
3,121 (a) Alkermes plc 94
2,417 (a),(b) Allogene Therapeutics, Inc 3
2,661 (a) Alnylam Pharmaceuticals, Inc 1,213
1,340 (a) Altimmune, Inc 5
11,439 Amgen, Inc 3,228
8,241 (a) Amicus Therapeutics, Inc 65

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,888 (a) Amneal Pharmaceuticals, Inc $ 29
766 (a) Amphastar Pharmaceuticals, Inc 20
1,192 (a) Amylyx Pharmaceuticals, Inc 16
679 (a) AnaptysBio, Inc 21
1,840 (a),(b) Anavex Life Sciences Corp 16
292 (a) ANI Pharmaceuticals, Inc 27
566 (a) Anika Therapeutics, Inc 5
612 (a) Annexon, Inc 2
2,514 (a) Apellis Pharmaceuticals, Inc 57
1,104 (a) Apogee Therapeutics, Inc 44
2,291 (a),(b) Arbutus Biopharma Corp 10
798 (a) Arcellx, Inc 66
625 (a) Arcturus Therapeutics Holdings, Inc 12
1,321 (a) Arcus Biosciences, Inc 18
2,006 (a) Arcutis Biotherapeutics, Inc 38
5,648 (a) Ardelyx, Inc 31
873 (a),(b) ArriVent Biopharma, Inc 16
2,078 (a) Arrowhead Pharmaceuticals, Inc 72
998 (a),(b) ARS Pharmaceuticals, Inc 10
1,292 (a) Arvinas, Inc 11
2,552 (a) Astria Therapeutics, Inc 19
1,878 (a) Atea Pharmaceuticals, Inc 5
1,910 (a),(b) aTyr Pharma, Inc 1
478 (a),(b) Aura Biosciences, Inc 3
3,648 (a) Aurinia Pharmaceuticals, Inc 40
2,201 (a) Avadel Pharmaceuticals plc 34
14,435 (a) Avantor, Inc 180
2,408 (a),(b) Avidity Biosciences, Inc 105
854 (a) Axsome Therapeutics, Inc 104
1,758 (a),(b) Beam Therapeutics, Inc 43
5,428 (a) BioCryst Pharmaceuticals, Inc 41
3,207 (a) Biogen, Inc 449
1,812 (a) Biohaven Ltd 27
681 (a) BioLife Solutions, Inc 17
4,154 (a) BioMarin Pharmaceutical, Inc 225
425 (a) Bio-Rad Laboratories, Inc (Class A) 119
3,426 Bio-Techne Corp 191
3,248 (a) Bridgebio Pharma, Inc 169
43,668 Bristol-Myers Squibb Co 1,969
894 (a) Brooks Automation, Inc 26
2,425 Bruker BioSciences Corp 79
886 (a),(b) Capricor Therapeutics, Inc 6
1,462 (a) CareDx, Inc 21
2,496 (a) Catalyst Pharmaceuticals, Inc 49
662 (a),(b) Celcuity, Inc 33
1,296 (a) Celldex Therapeutics, Inc 34
1,397 (a),(b) CG oncology, Inc 56
1,066 (a) Charles River Laboratories International, Inc 167
1,163 (a),(c) Chinook Therapeutics, Inc  0^
1,128 (a) ChromaDex Corp 11
225 (a) Cidara Therapeutics, Inc 22
1,647 (a) Codexis, Inc 4
1,061 (a) Cogent Biosciences, Inc 15
877 (a) Collegium Pharmaceutical, Inc 31
7,441 (a) Compass Therapeutics, Inc 26
2,053 (a) Corcept Therapeutics, Inc 171
1,679 (a),(b) CorMedix, Inc 20
1,406 (a) Crinetics Pharmaceuticals, Inc 59
1,789 (a) CRISPR Therapeutics AG. 116
1,192 (a) CryoPort, Inc 11
660 (a) Cullinan Oncology, Inc 4
3,007 (a) Cytek Biosciences, Inc 10

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,661 (a) Cytokinetics, Inc $ 146
13,563 Danaher Corp 2,689
731 (a) Day One Biopharmaceuticals, Inc 5
2,697 (a) Denali Therapeutics, Inc 39
890 (a),(b) Design Therapeutics, Inc 7
472 (a) Disc Medicine, Inc 31
3,515 (a) Dynavax Technologies Corp 35
1,929 (a) Dyne Therapeutics, Inc 24
1,694 (a) Edgewise Therapeutics, Inc 28
2,042 (a) Editas Medicine, Inc 7
10,064 (a) Elanco Animal Health, Inc 203
17,045 Eli Lilly & Co 13,005
648 (a) Enanta Pharmaceuticals, Inc 8
619 (a) Enliven Therapeutics, Inc 13
66 (a) Entrada Therapeutics, Inc  0^
2,249 (a) Erasca, Inc 5
2,102 (a),(b) Esperion Thereapeutics, Inc 6
702 (a) Evolus, Inc 4
4,063 (a) Exact Sciences Corp 222
6,181 (a) Exelixis, Inc 255
690 (a),(b) EyePoint Pharmaceuticals, Inc 10
2,368 (a) Fate Therapeutics, Inc 3
1,545 (a),(b) Fennec Pharmaceuticals, Inc 14
6,445 (a) Fluidigm Corp 8
505 (a) Foghorn Therapeutics, Inc 2
2,432 (a) Fortrea Holdings, Inc 21
12,566 (a) Geron Corp 17
26,497 Gilead Sciences, Inc 2,941
677 (a),(b) GRAIL, Inc 40
2,474 (a) Halozyme Therapeutics, Inc 181
588 (a) Harmony Biosciences Holdings, Inc 16
690 (a) Harrow Health, Inc 33
1,780 (a) Ideaya Biosciences, Inc 48
3,457 (a) Illumina, Inc 328
3,364 (a) ImmunityBio, Inc 8
1,224 (a),(b) Immunome, Inc 14
1,107 (a) Immunovant, Inc 18
3,604 (a) Incyte Corp 306
2,622 (a) Indivior plc 63
203 (a) Inhibrx Biosciences, Inc 7
813 (a),(c) Inhibrx, Inc 1
1,343 (a) Innoviva, Inc 25
3,901 (a) Insmed, Inc 562
2,093 (a) Intellia Therapeutics, Inc 36
3,279 (a) Ionis Pharmaceuticals, Inc 215
7,077 (a),(b) Iovance Biotherapeutics, Inc 15
3,600 (a) IQVIA Holdings, Inc 684
851 (a) Janux Therapeutics, Inc 21
1,189 (a) Jazz Pharmaceuticals plc 157
51,044 Johnson & Johnson 9,465
487 (a) KalVista Pharmaceuticals, Inc 6
400 (a) Keros Therapeutics, Inc 6
988 (a) Kodiak Sciences, Inc 16
486 (a) Krystal Biotech, Inc 86
1,654 (a) Kura Oncology, Inc 15
969 (a) Kymera Therapeutics, Inc 55
391 (a),(b) LENZ Therapeutics, Inc 18
484 (a) Ligand Pharmaceuticals, Inc (Class B) 86
1,283 (a) Liquidia Corp 29
341 (a) Madrigal Pharmaceuticals, Inc 156
569 (a) Magenta Therapeutics, Inc 22
7,710 (a) MannKind Corp 41

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
3,088 (a),(b) Maravai LifeSciences Holdings, Inc $ 9
2,546 (a) MaxCyte, Inc 4
499 (a) Medpace Holdings, Inc 257
548 (a),(b) MeiraGTx Holdings plc 5
53,679 Merck & Co, Inc 4,505
126 (a) Mesa Laboratories, Inc 8
1,522 (a) Metsera, Inc 80
465 (a) Mettler-Toledo International, Inc 571
3,231 (a) MiMedx Group, Inc 23
1,628 (a),(b) Mind Medicine MindMed, Inc 19
493 (a) Mineralys Therapeutics, Inc 19
940 (a) Mirum Pharmaceuticals, Inc 69
7,760 (a) Moderna, Inc 200
213 (a),(b) Monte Rosa Therapeutics, Inc 2
2,502 (a) Myriad Genetics, Inc 18
2,837 (a) Natera, Inc 457
2,255 (a) Neurocrine Biosciences, Inc 317
881 (a),(b) Nkarta, Inc 2
3,954 (a),(b) Novavax, Inc 34
1,379 (a) Nurix Therapeutics, Inc 13
786 (a) Nuvalent, Inc 68
4,458 (a),(b) Nuvation Bio, Inc 17
2,032 (a) Ocular Therapeutix, Inc 24
685 (a) Olema Pharmaceuticals, Inc 7
296 (a),(b) Omeros Corp 1
183 (a),(c) OmniAb Operations, Inc  0^
183 (a),(c) OmniAb Operations, Inc  0^
2,374 (a) OmniAb, Inc 4
1,103 (a),(b) Organogenesis Holdings, Inc 5
5,283 Organon & Co 56
1,309 (a) ORIC Pharmaceuticals, Inc 16
1,343 (a) Pacira BioSciences, Inc 35
692 (a) Palvella Therapeutics, Inc 43
2,625 PerkinElmer, Inc 230
1,727 (a) Perrigo Co plc 38
282 (a) Perspective Therapeutics, Inc 1
122,332 Pfizer, Inc 3,117
575 (a) Phathom Pharmaceuticals, Inc 7
720 Phibro Animal Health Corp 29
411 (a) Praxis Precision Medicines, Inc 22
2,435 (a),(b) Precigen, Inc 8
998 (a) Prestige Consumer Healthcare, Inc. 62
1,074 (a),(b) Prime Medicine, Inc 6
1,206 (a) Protagonist Therapeutics, Inc 80
1,011 (a) Prothena Corp plc 10
1,680 (a) PTC Therapeutics, Inc 103
4,657 (a),(b) QIAGEN NV 208
914 (a) Quanterix Corp 5
2,497 (a),(b) Quantum-Si, Inc 4
5,158 (a),(b) Recursion Pharmaceuticals, Inc 25
2,279 (a) Regeneron Pharmaceuticals, Inc 1,281
1,062 (a) REGENXBIO, Inc 10
2,088 (a) Relay Therapeutics, Inc 11
1,154 (a) Repligen Corp 154
3,678 (a) REVOLUTION Medicines, Inc 172
1,363 (a) Rhythm Pharmaceuticals, Inc 138
1,412 (a) Rocket Pharmaceuticals, Inc 5
9,510 (a) Roivant Sciences Ltd 144
8,510 Royalty Pharma plc 300
2,386 (a),(b) Sana Biotechnology, Inc 8
2,126 (a) Sarepta Therapeutics, Inc 41
1,423 (a) Scholar Rock Holding Corp 53

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,913 (a) SIGA Technologies, Inc $ 18
869 (a) Soleno Therapeutics, Inc 59
2,303 (a) Sotera Health Co 36
830 (a),(b) Spyre Therapeutics, Inc 14
519 (a),(b) Stoke Therapeutics, Inc 12
2,552 (a) Summit Therapeutics, Inc 53
1,648 (a) Supernus Pharmaceuticals, Inc 79
1,544 (a) Syndax Pharmaceuticals, Inc 24
1,233 (a),(b) Tango Therapeutics, Inc 10
457 (a) Tarsus Pharmaceuticals, Inc 27
1,021 (a) Taysha Gene Therapies, Inc 3
1,798 (a) Tempus AI, Inc 145
1,158 (a) Terns Pharmaceuticals, Inc 9
3,139 (a) TG Therapeutics, Inc 113
1,625 (a) Theravance Biopharma, Inc 24
8,068 Thermo Fisher Scientific, Inc 3,913
198 (a) Tourmaline Bio, Inc 9
1,469 (a) Travere Therapeutics, Inc 35
1,838 (a) Trevi Therapeutics, Inc 17
1,447 (a) Twist Bioscience Corp 41
1,912 (a) Ultragenyx Pharmaceutical, Inc 58
934 (a) United Therapeutics Corp 392
2,244 (a),(b) UroGen Pharma Ltd 45
1,691 (a) Vanda Pharmaceuticals, Inc 8
2,816 (a) Vaxcyte, Inc 101
1,060 (a) Vera Therapeutics, Inc 31
1,983 (a) Veracyte, Inc 68
1,345 (a) Vericel Corp 42
5,472 (a) Vertex Pharmaceuticals, Inc 2,143
21,436 Viatris, Inc 212
2,550 (a),(b) Viking Therapeutics, Inc 67
1,798 (a) Vir Biotechnology, Inc 10
699 (a) Viridian Therapeutics, Inc 15
842 (a) Voyager Therapeutics, Inc 4
1,311 (a) Waters Corp 393
1,512 (a) WaVe Life Sciences Ltd 11
1,564 West Pharmaceutical Services, Inc 410
1,460 (a) Xencor, Inc 17
1,642 (a) Xenon Pharmaceuticals, Inc 66
3,592 (a) Xeris Biopharma Holdings, Inc 29
527 (a) XOMA Corp 20
1,687 (a),(b) Zevra Therapeutics, Inc 16
9,422 Zoetis, Inc 1,378
1,416 (a) Zymeworks, Inc 24
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 75,613
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,201 (a),(b) American Realty Investors, Inc 20
3,279 (a) Anywhere Real Estate, Inc 35
6,211 (a) CBRE Group, Inc 979
7,243 (a) Compass, Inc 58
8,873 (a) CoStar Group, Inc 749
3,593 (a) Cushman & Wakefield plc 57
1,858 (b) eXp World Holdings, Inc 20
400 (a) Forestar Group, Inc 11
618 (a) FRP Holdings, Inc 15
418 (a) Howard Hughes Holdings, Inc 34
1,030 (a) Jones Lang LaSalle, Inc 307
2,815 Kennedy-Wilson Holdings, Inc 23
569 (a) Marcus & Millichap, Inc 17
187 (a) Maui Land & Pineapple Co, Inc 3
1,819 (a) Newmark Group, Inc 34
732 (a) Re/Max Holdings, Inc 7

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
2,849 (a) Real Brokerage, Inc $ 12
283 (a) RMR Group, Inc 4
46 (a),(b) Seaport Entertainment Group, Inc 1
820 St. Joe Co 41
134 (a) Stratus Properties, Inc 3
834 (a) Tejon Ranch Co 13
1,079 (a) Zillow Group, Inc (Class A) 80
3,355 (a) Zillow Group, Inc (Class C) 259
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.2%
1,170 (a) ACM Research, Inc 46
34,269 (a) Advanced Micro Devices, Inc 5,544
686 (a) Aehr Test Systems 21
2,689 (a) Allegro MicroSystems, Inc 78
844 (a) Alpha & Omega Semiconductor Ltd 24
765 (a) Ambarella, Inc 63
2,094 (a) Amkor Technology, Inc 59
10,473 Analog Devices, Inc 2,573
17,116 Applied Materials, Inc 3,504
2,650 (a) Astera Labs, Inc 519
865 (a) Axcelis Technologies, Inc 84
98,171 Broadcom, Inc 32,388
839 (a) Ceva, Inc 22
1,022 (a) Cirrus Logic, Inc 128
1,495 (a) Cohu, Inc 30
3,050 (a) Credo Technology Group Holding Ltd 444
993 (a) Diodes, Inc 53
3,032 (a) Enphase Energy, Inc 107
3,205 Entegris, Inc 296
2,218 (a) First Solar, Inc 489
1,470 (a) Formfactor, Inc 54
1,447 (a) GLOBALFOUNDRIES, Inc 52
660 (a) Ichor Holdings Ltd 12
551 (a) Impinj, Inc 100
2,443 (a),(b) indie Semiconductor, Inc 10
93,545 Intel Corp 3,138
2,821 KLA Corp 3,043
1,055 Kulicke & Soffa Industries, Inc 43
27,241 Lam Research Corp 3,648
2,808 (a) Lattice Semiconductor Corp 206
1,381 (a) MACOM Technology Solutions Holdings, Inc 172
18,534 Marvell Technology, Inc 1,558
2,280 (a) MaxLinear, Inc 37
11,536 Microchip Technology, Inc 741
23,818 Micron Technology, Inc 3,985
1,304 (a) MKS Instruments, Inc 161
976 Monolithic Power Systems, Inc 899
2,707 (a) Navitas Semiconductor Corp 20
127 (a) NVE Corp 8
497,784 Nvidia Corp 92,877
9,217 (a) ON Semiconductor Corp 454
1,184 (a) Onto Innovation, Inc 153
1,181 (a) PDF Solutions, Inc 30
988 (a) Penguin Solutions, Inc 26
1,304 (a) Photronics, Inc 30
1,334 Power Integrations, Inc 54
1,769 (a) Qorvo, Inc 161
22,971 QUALCOMM, Inc 3,821
2,333 (a) Rambus, Inc 243
6,127 (a),(b) Rigetti Computing, Inc 182
1,701 (a) Semtech Corp 122
698 (a) Silicon Laboratories, Inc 92

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
434 (a) SiTime Corp $ 131
3,349 Skyworks Solutions, Inc 258
843 (a) Synaptics, Inc 58
3,262 Teradyne, Inc 449
19,274 Texas Instruments, Inc 3,541
1,266 (a) Ultra Clean Holdings 34
1,018 Universal Display Corp 146
1,051 (a) Veeco Instruments, Inc 32
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 167,253
SOFTWARE & SERVICES - 12.1%
3,462 (a) 8x8, Inc 7
1,883 (a) A10 Networks, Inc 34
13,297 Accenture plc 3,279
2,392 (a) ACI Worldwide, Inc 126
2,653 Adeia, Inc 45
9,028 (a) Adobe, Inc 3,185
410 (a) Agilysys, Inc 43
3,147 (a) Akamai Technologies, Inc 238
791 (a) Alarm.com Holdings, Inc 42
1,475 (a) Alkami Technology, Inc 37
2,412 Amdocs Ltd 198
1,464 (a) Amplitude, Inc 16
429 (a) Appfolio, Inc 118
1,178 (a) Appian Corp 36
4,527 (a),(b) Applied Digital Corp 104
5,071 (a) AppLovin Corp 3,644
2,178 (a) Asana, Inc 29
1,075 (a) ASGN, Inc 51
3,407 (a) Atlassian Corp Ltd 544
20,031 (a) Aurora Innovation, Inc 108
4,463 (a) Autodesk, Inc 1,418
2,977 (a) AvePoint, Inc 45
1,608 (a) Backblaze, Inc 15
3,363 (a) Bentley Systems, Inc 173
4,737 (a),(b) BigBear.ai Holdings, Inc 31
1,735 (a) BigCommerce Holdings, Inc 9
1,788 (a) BILL Holdings, Inc 95
6,122 (a) Bit Digital, Inc 18
1,941 (a) Bitdeer Technologies Group 33
976 (a) Blackbaud, Inc 63
1,140 (a) BlackLine, Inc 61
5,255 (a) Blend Labs, Inc 19
3,187 (a) Box, Inc 103
1,650 (a) Braze, Inc 47
2,618 (a),(b) C3.ai, Inc 45
5,754 (a) Cadence Design Systems, Inc 2,021
10,087 (a) CCC Intelligent Solutions Holdings, Inc 92
1,164 (a) Cerence, Inc 14
7,561 (a) Cipher Mining, Inc 95
974 (a) Circle Internet Group, Inc 129
4,418 (a),(b) Cleanspark, Inc 64
1,700 Clear Secure, Inc 57
5,335 (a) Clearwater Analytics Holdings, Inc 96
6,563 (a) Cloudflare, Inc 1,408
10,197 Cognizant Technology Solutions Corp (Class A) 684
918 (a) Commvault Systems, Inc 173
6,048 (a) Confluent, Inc 120
415 (a) Consensus Cloud Solutions, Inc 12
5,969 (a) Core Scientific, Inc 107
5,180 (a) Crowdstrike Holdings, Inc 2,540
713 (a) CS Disco, Inc 5
6,741 (a) Datadog, Inc 960

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
574 (a),(b) Digimarc Corp $ 6
2,598 (a) Digital Turbine, Inc 17
1,349 (a) DigitalOcean Holdings, Inc 46
4,476 (a) DocuSign, Inc 323
1,364 Dolby Laboratories, Inc (Class A) 99
816 (a) Domo, Inc 13
4,425 (a) Dropbox, Inc 134
6,236 (a),(b) D-Wave Quantum, Inc 154
3,422 (a) DXC Technology Co 47
6,245 (a) Dynatrace, Inc 303
648 (a) eGain Corp 6
1,802 (a) Elastic NV 152
1,191 (a) EPAM Systems, Inc 180
918 (a),(b) EverCommerce, Inc 10
499 (a) Fair Isaac Corp 747
3,179 (a) Fastly, Inc 27
2,029 (a) Five9, Inc 49
13,499 (a) Fortinet, Inc 1,135
4,300 (a) Freshworks, Inc 51
1,603 (a) Gartner, Inc 421
11,043 Gen Digital, Inc 314
2,872 (a),(b) Gitlab, Inc 129
1,037 (a) Globant S.A. 59
3,095 (a) GoDaddy, Inc 423
1,385 (a) Grid Dynamics Holdings, Inc 11
1,788 (a) Guidewire Software, Inc 411
1,077 (a) Hackett Group, Inc 20
1,116 (a) HubSpot, Inc 522
1,910 (a),(b) Hut 8 Corp 66
351 (a),(b) I3 Verticals, Inc 11
2,290 (a) Informatica, Inc 57
1,244 (a) Intapp, Inc 51
516 (b) InterDigital, Inc 178
19,808 International Business Machines Corp 5,589
5,803 Intuit, Inc 3,963
1,710 (a) Jamf Holding Corp 18
1,808 (a) Kaltura, Inc 3
5,240 (a) Kyndryl Holdings, Inc 157
348 (a),(b) Life360, Inc 37
1,398 (a) LiveRamp Holdings, Inc 38
1,310 (a) Manhattan Associates, Inc 269
6,513 (a),(b) Marathon Digital Holdings, Inc 119
423 (a) MeridianLink, Inc 8
157,729 Microsoft Corp 81,696
5,616 (a) MicroStrategy, Inc (Class A) 1,810
1,253 (a) Mitek Systems, Inc 12
1,657 (a) MongoDB, Inc 514
1,593 (a) N-able, Inc 12
2,329 (a),(b) nCino OpCo, Inc 63
3,958 (a),(b) NCR Corp 50
1,787 (a) NextNav, Inc 26
5,574 (a) Nutanix, Inc 415
3,458 (a) Okta, Inc 317
678 (a) ON24, Inc 4
1,227 (a) OneSpan, Inc 19
661 (a) Ooma, Inc 8
35,216 Oracle Corp 9,904
916 (a) Pagaya Technologies Ltd 27
2,372 (a) PagerDuty, Inc 39
46,471 (a) Palantir Technologies, Inc 8,477
13,984 (a) Palo Alto Networks, Inc 2,847
791 (a) Park City Group, Inc 12

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
1,672 Pegasystems, Inc $ 96
1,883 (a) Porch Group, Inc 32
2,527 (a) Procore Technologies, Inc 184
1,155 Progress Software Corp 51
1,099 (a) PROS Holdings, Inc 25
2,541 (a) PTC, Inc 516
1,347 (a) Q2 Holdings, Inc 98
889 (a) Qualys, Inc 118
1,695 (a) Rapid7, Inc 32
24 (a) Red Violet, Inc 1
2,961 (a),(b) Rezolve AI plc 15
992 (a) Rimini Street, Inc 5
1,287 (a) RingCentral, Inc 36
7,768 (a) Riot Platforms, Inc 148
2,272 Roper Industries, Inc 1,133
2,121 (a) Rubrik, Inc 174
1,313 (a),(b) SailPoint, Inc 29
19,829 Salesforce, Inc 4,699
5,866 (a) Samsara, Inc 219
766 (a) Sapiens International Corp NV 33
1,037 (a) SEMrush Holdings, Inc 7
6,664 (a) SentinelOne, Inc 117
4,395 (a) ServiceNow, Inc 4,045
6,648 (a) Snowflake, Inc 1,499
7,118 (a),(b) SoundHound AI, Inc 114
356 (a) SoundThinking, Inc 4
2,308 (a) Sprinklr, Inc 18
1,316 (a) Sprout Social, Inc 17
900 (a) SPS Commerce, Inc 94
3,935 (a) Synopsys, Inc 1,941
2,968 (a) Tenable Holdings, Inc 87
1,532 (a) Teradata Corp 33
8,242 (a),(b) Terawulf, Inc 94
9,755 (a) Trade Desk, Inc 478
400 (a),(b) TSS, Inc 7
349 (a),(b) Tucows, Inc 6
3,094 (a) Twilio, Inc 310
911 (a) Tyler Technologies, Inc 477
8,946 (a) UiPath, Inc 120
2,160 (a) Unisys Corp 8
6,240 (a) Unity Software, Inc 250
2,560 (a) Varonis Systems, Inc 147
1,365 (a) Verint Systems, Inc 28
1,754 (a) VeriSign, Inc 490
1,293 (a) Vertex, Inc 32
305 (a) Viant Technology, Inc 3
1,154 (a) Weave Communications, Inc 8
4,508 (a) Workday, Inc 1,085
1,090 (a) Workiva, Inc 94
1,061 (a) Xperi, Inc 7
2,990 (a) Yext, Inc 25
4,295 (a) Zeta Global Holdings Corp 85
5,625 (a) Zoom Video Communications, Inc 464
2,023 (a) Zscaler, Inc 606
TOTAL SOFTWARE & SERVICES 165,705
TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
521 (a),(b) 908 Devices, Inc 5
1,592 (a) ADTRAN Holdings, Inc 15
817 (a) Advanced Energy Industries, Inc 139
267 (a) Aeva Technologies, Inc 4
25,681 Amphenol Corp (Class A) 3,178
310,117 Apple, Inc 78,965

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,162 (a),(b) Applied Optoelectronics, Inc $ 30
21,940 (a) Arista Networks, Inc 3,197
2,522 (a) Arlo Technologies, Inc 43
1,128 (a) Arrow Electronics, Inc 136
223 (a) Aviat Networks, Inc 5
2,201 Avnet, Inc 115
650 Badger Meter, Inc 116
278 (a) Bel Fuse, Inc (Class B) 39
767 Belden CDT, Inc 92
768 Benchmark Electronics, Inc 30
1,278 (a) Calix, Inc 78
2,906 CDW Corp 463
2,884 (a) Ciena Corp 420
84,231 Cisco Systems, Inc 5,763
365 (a) Clearfield, Inc 13
45 (a) Climb Global Solutions, Inc 6
3,674 Cognex Corp 166
3,352 (a) Coherent Corp 361
4,830 (a) CommScope Holding Co, Inc 75
950 (a) CompoSecure, Inc 20
16,397 Corning, Inc 1,345
716 (a) Corsair Gaming, Inc 6
1,070 Crane NXT Co 72
725 CTS Corp 29
1,204 (a) Daktronics, Inc 25
6,714 Dell Technologies, Inc 952
600 (a) Diebold Nixdorf, Inc 34
759 (a) Digi International, Inc 28
1,285 (a) Eastman Kodak Co 8
468 (a) ePlus, Inc 33
2,211 (a) Evolv Technologies Holdings, Inc 17
3,100 (a) Extreme Networks, Inc 64
1,208 (a) F5 Networks, Inc 390
781 (a) Fabrinet 285
7,717 (a) Flextronics International Ltd 447
3,142 (a) Harmonic, Inc 32
28,669 Hewlett Packard Enterprise Co 704
20,504 HP, Inc 558
1,475 (a) Immersion Corp 11
633 (a) Insight Enterprises, Inc 72
5,829 (a),(b) IonQ, Inc 358
804 (a) IPG Photonics Corp 64
806 (a) Itron, Inc 100
2,197 Jabil Inc 477
3,567 (a) Keysight Technologies, Inc 624
1,038 (a) Kimball Electronics, Inc 31
1,868 (a) Knowles Corp 43
537 (a) Littelfuse, Inc 139
1,508 (a) Lumentum Holdings, Inc 245
1,398 (a) Methode Electronics, Inc 11
4,688 (a) MicroVision, Inc 6
4,542 (a) Mirion Technologies, Inc 106
3,499 Motorola Solutions, Inc 1,600
856 (a) Napco Security Technologies, Inc 37
4,184 NetApp, Inc 496
962 (a) Netgear, Inc 31
1,512 (a) Netscout Systems, Inc 39
1,072 (a) nLight, Inc 32
866 (a) Novanta, Inc 87
421 (a) OSI Systems, Inc 105
1,099 (a) Ouster, Inc 30
675 (a) PAR Technology Corp 27

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
430 (a) PC Connection, Inc $ 27
597 (a) Plexus Corp 86
2,686 (a) Powerfleet, Inc 14
6,506 (a) Pure Storage, Inc 545
2,499 (a),(b) Quantum Computing, Inc 46
2,472 (a) Ralliant Corp 108
1,618 (a),(b) Red Cat Holdings, Inc 17
2,205 (a) Ribbon Communications, Inc 8
512 (a) Rogers Corp 41
2,620 (a) SanDisk Corp 294
1,130 (a) Sanmina Corp 130
471 (a) Scansource, Inc 21
10,596 (a) Super Micro Computer, Inc 508
1,524 TD SYNNEX Corp 250
970 (a) Teledyne Technologies, Inc 568
5,007 (a) Trimble Inc 409
1,987 (a) TTM Technologies, Inc 114
379 (a) Turtle Beach Corp 6
92 (a) Ubiquiti, Inc 61
1,951 (a) Viasat, Inc 57
3,750 (a) Viavi Solutions, Inc 48
3,447 Vishay Intertechnology, Inc 53
398 (a) Vishay Precision Group, Inc 13
2,801 Vontier Corp 118
7,611 (a) Western Digital Corp 914
2,578 (b) Xerox Holdings Corp 10
1,166 (a) Zebra Technologies Corp (Class A) 346
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 108,086
TELECOMMUNICATION SERVICES - 0.8%
410 (a) Anterix, Inc 9
3,766 (a),(b) AST SpaceMobile, Inc 185
149,483 AT&T, Inc 4,221
373 (a) ATN International, Inc 6
669 (a) Bandwidth, Inc 11
883 Cogent Communications Group, Inc 34
4,310 (a) Frontier Communications Parent, Inc 161
3,118 (a),(c) GCI Liberty, Inc  0^
515 (a) GCI Liberty, Inc 19
67 (a) GCI Liberty, Inc 3
1,203 (a) Globalstar, Inc 44
1,217 (a) Gogo, Inc 10
521 (a) IDT Corp 27
2,073 Iridium Communications, Inc 36
3,981 (a) Liberty Global Ltd 46
3,062 (a) Liberty Global Ltd 36
1,581 (a) Liberty Latin America Ltd (Class A) 13
3,207 (a) Liberty Latin America Ltd (Class C) 27
17,237 (a) Lumen Technologies, Inc 105
2,245 (a) Millicom International Cellular S.A. 109
1,561 (a) Shenandoah Telecom Co 21
917 Spok Holdings, Inc 16
2,350 Telephone and Data Systems, Inc 92
9,628 T-Mobile US, Inc 2,305
2,282 Uniti Group, Inc 14
89,275 Verizon Communications, Inc 3,924
TOTAL TELECOMMUNICATION SERVICES 11,474
TRANSPORTATION - 1.3%
2,504 (a) Alaska Air Group, Inc 125
393 (a) Allegiant Travel Co 24
205 (a),(b) Amerco, Inc 12
14,260 (a) American Airlines Group, Inc 160
349 ArcBest Corp 24

Stock Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
327 (a),(b) Avis Budget Group, Inc $ 53
1,241 (a) Blade Air Mobility, Inc 6
2,351 CH Robinson Worldwide, Inc 311
206 (a) Costamare Bulkers Holdings Ltd 3
1,032 (a) Costamare, Inc 12
904 (a) Covenant Logistics Group, Inc 20
39,941 CSX Corp 1,418
14,112 Delta Air Lines, Inc 801
3,050 Expeditors International Washington, Inc 374
4,464 FedEx Corp 1,053
613 (a) Forward Air Corp 16
349 (a) Frontier Group Holdings, Inc 2
1,539 (a) FTAI Infrastructure, Inc 7
791 (a) Genco Shipping & Trading Ltd 14
2,509 (a) GXO Logistics, Inc 133
1,188 (a) Heartland Express, Inc 10
2,589 (a),(b) Hertz Global Holdings, Inc 18
1,880 (a) Himalaya Shipping Ltd 15
1,520 (a) Hub Group, Inc (Class A) 52
1,744 JB Hunt Transport Services, Inc 234
4,132 (a) JetBlue Airways Corp 20
9,978 (a),(b) Joby Aviation, Inc 161
1,233 (a) Kirby Corp 103
3,774 Knight-Swift Transportation Holdings, Inc 149
759 Landstar System, Inc 93
8,428 (a) Lyft, Inc (Class A) 186
29 (a) Marten Transport Ltd  0^
754 (a) Matson, Inc 74
4,783 Norfolk Southern Corp 1,437
4,073 Old Dominion Freight Line 573
1,449 (a) Radiant Logistics, Inc 9
2,690 (a) RXO, Inc 41
876 Ryder System, Inc 165
1,798 (a) Safe Bulkers, Inc 8
580 (a) Saia, Inc 174
1,714 Schneider National, Inc 36
863 (a) Skywest, Inc 87
9,720 (a) Southwest Airlines Co 310
295 (a) Sun Country Airlines Holdings, Inc 3
42,816 (a) Uber Technologies, Inc 4,195
2,032 U-Haul Holding Co 103
12,598 Union Pacific Corp 2,978
6,852 (a) United Airlines Holdings, Inc 661
15,612 United Parcel Service, Inc (Class B) 1,304
200 (a),(b) Universal Truckload Services, Inc 5
2,506 (a) XPO, Inc 324
TOTAL TRANSPORTATION 18,096
UTILITIES - 2.3%
13,242 AES Corp 174
800 (a) Allete, Inc 53
5,412 Alliant Energy Corp 365
5,614 Ameren Corp 586
11,425 American Electric Power Co, Inc 1,285
828 (a) American States Water Co 61
4,258 American Water Works Co, Inc 593
3,277 Atmos Energy Corp 560
1,516 (a) Avista Corp 57
2,030 Black Hills Corp 125
2,605 (a),(b) Brookfield Infrastructure Corp 107
2,781 (a),(b) Brookfield Renewable Corp 96
1,192 (a) California Water Service Group 55
14,237 Centerpoint Energy, Inc 552

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
495 Chesapeake Utilities Corp $ 67
757 Clearway Energy, Inc (Class A) 20
1,777 Clearway Energy, Inc (Class C) 50
6,500 CMS Energy Corp 476
7,791 Consolidated Edison, Inc 783
383 (a) Consolidated Water Co, Inc 13
6,629 Constellation Energy Corp 2,181
18,648 Dominion Energy, Inc 1,141
4,527 (a) DTE Energy Co 640
16,582 Duke Energy Corp 2,052
8,392 Edison International 464
9,507 Entergy Corp 886
6,673 Essential Utilities, Inc 266
4,824 Evergy, Inc 367
8,034 Eversource Energy 572
21,769 Exelon Corp 980
11,991 FirstEnergy Corp 549
498 (a) Genie Energy Ltd 7
349 (a) Global Water Resources, Inc 4
4,557 (a) Hawaiian Electric Industries, Inc 50
1,138 Idacorp, Inc 150
640 MDU Resources Group, Inc 11
899 MGE Energy, Inc 76
894 (a) Middlesex Water Co 48
1,899 (a),(b) Montauk Renewables, Inc 4
1,504 National Fuel Gas Co 139
1,939 New Jersey Resources Corp 93
43,854 NextEra Energy, Inc 3,311
10,284 NiSource, Inc 445
465 (a) Northwest Natural Holding Co 21
1,255 (a) NorthWestern Corp 74
4,167 NRG Energy, Inc 675
3,468 OGE Energy Corp 160
2,220 (a),(b) Oklo, Inc 248
1,295 ONE Gas, Inc 105
1,235 Ormat Technologies, Inc 119
920 Otter Tail Corp 75
47,926 PG&E Corp 723
2,278 Pinnacle West Capital Corp 204
1,905 PNM Resources, Inc 108
2,243 Portland General Electric Co 99
16,172 (a),(b) PPL Corp 601
9,608 Public Service Enterprise Group, Inc 802
626 (a) Pure Cycle Corp 7
620 (a) RGC Resources, Inc 14
12,893 Sempra Energy 1,160
1,321 (a) SJW Corp 64
23,188 Southern Co 2,197
1,183 Southwest Gas Holdings Inc 93
1,247 Spire, Inc 102
991 (a) Talen Energy Corp 422
4,386 UGI Corp 146
534 (a) Unitil Corp 26
7,250 Vistra Corp 1,420
6,718 WEC Energy Group, Inc 770
12,344 Xcel Energy, Inc 996
490 (a) York Water Co 15
TOTAL UTILITIES 31,960
TOTAL COMMON STOCKS
(Cost $337,819) 1,368,451

Stock Index

Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278 (c) AstraZeneca plc 02/20/29 $0^
478 (c) Chinook Therapeutics, Inc 01/02/30  0^
390 (c) Tobira Therapeutics, Inc  0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES  0^
TOTAL RIGHTS/WARRANTS
(Cost $0)  0^
TOTAL LONG-TERM INVESTMENTS
(Cost $337,819) 1,368,451
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
4,079,097 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(f) 4,079
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,079) 4,079
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
$ 7,613,000 (g) Fixed Income Clearing Corporation 4.200 10/01/25 7,613
TOTAL REPURCHASE AGREEMENT 7,613
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,613) 7,613
TOTAL INVESTMENTS - 100.4%
(Cost $349,511) 1,380,143
OTHER ASSETS & LIABILITIES, NET - (0.4)% (4,996)
NET ASSETS - 100.0% $1,375,147
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,867,618.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $7,613,888 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 7/15/31, valued at $7,765,380.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 23 12/19/25  $ 7,680 $ 7,750 $ 70

Fair Value Measurements
The Account's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Account's investments as of the end of the reporting period, based on the inputs used to value them (dollar amounts are in thousands):
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Stock Index
Long-Term Investments
:
Common stocks $1,368,450 $— $1 $1,368,451
Rights/Warrants — — —^ —^
Investments purchased with
collateral from securities lending 4,079 — — 4,079
Short-Term Investments
:
Repurchase agreement — 7,613 — 7,613
Investments in Derivatives
:
Futures contracts* 70 — — 70
Total $1,372,599 $7,613 $1 $1,380,213
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).